Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.7%)
U.S. Government Securities (0.7%)
[1]	United States Treasury Note/Bond	1.250%	5/31/28	201,519	201,361
	United States Treasury Note/Bond	1.625%	5/15/31	123,610	123,861
Total U.S. Government and Agency Obligations (Cost $325,543)					325,222
Corporate Bonds (98.6%)
Communications (8.5%)
	Activision Blizzard Inc.	3.400%	9/15/26	19,515	21,568
	Activision Blizzard Inc.	3.400%	6/15/27	11,220	12,390
	Activision Blizzard Inc.	1.350%	9/15/30	11,137	10,232
	Alphabet Inc.	1.998%	8/15/26	53,303	55,973
	Alphabet Inc.	0.800%	8/15/27	19,539	19,019
	Alphabet Inc.	1.100%	8/15/30	45,981	42,969
	Amazon.com Inc.	1.650%	5/12/28	53,300	53,632
	Amazon.com Inc.	2.100%	5/12/31	73,400	73,575
	America Movil SAB de CV	3.625%	4/22/29	20,819	22,743
	America Movil SAB de CV	2.875%	5/7/30	26,946	27,951
	AT&T Inc.	2.950%	7/15/26	400	432
	AT&T Inc.	3.800%	2/15/27	22,202	24,787
	AT&T Inc.	4.250%	3/1/27	36,488	41,472
	AT&T Inc.	2.300%	6/1/27	58,153	60,245
	AT&T Inc.	1.650%	2/1/28	49,083	48,401
[2]	AT&T Inc.	4.100%	2/15/28	43,113	48,760
	AT&T Inc.	4.350%	3/1/29	74,525	85,297
[2]	AT&T Inc.	4.300%	2/15/30	77,559	88,327
	Baidu Inc.	3.625%	7/6/27	18,425	20,249
	Baidu Inc.	4.375%	3/29/28	9,275	10,394
	Baidu Inc.	4.875%	11/14/28	18,650	21,694
	Baidu Inc.	3.425%	4/7/30	11,914	12,677
	Booking Holdings Inc.	3.600%	6/1/26	23,609	26,117
	Booking Holdings Inc.	3.550%	3/15/28	13,098	14,433
	Booking Holdings Inc.	4.625%	4/13/30	35,068	41,096
	British Telecommunications plc	5.125%	12/4/28	15,103	17,883
	British Telecommunications plc	9.625%	12/15/30	64,042	99,489
	Charter Communications Operating LLC	3.750%	2/15/28	29,770	32,376
	Charter Communications Operating LLC	4.200%	3/15/28	36,975	41,284
	Charter Communications Operating LLC	5.050%	3/30/29	30,467	35,496
	Charter Communications Operating LLC	2.800%	4/1/31	31,470	31,395
	Comcast Corp.	2.350%	1/15/27	35,193	36,944
	Comcast Corp.	3.300%	2/1/27	38,218	42,049
	Comcast Corp.	3.300%	4/1/27	15,701	17,318
	Comcast Corp.	3.150%	2/15/28	36,763	40,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.550%	5/1/28	13,933	15,478
	Comcast Corp.	4.150%	10/15/28	84,661	97,651
	Comcast Corp.	2.650%	2/1/30	54,342	56,258
	Comcast Corp.	3.400%	4/1/30	47,003	51,236
	Comcast Corp.	4.250%	10/15/30	31,115	36,109
	Comcast Corp.	1.950%	1/15/31	36,424	35,262
	Comcast Corp.	1.500%	2/15/31	41,105	38,257
	Deutsche Telekom International Finance BV	8.750%	6/15/30	87,569	129,626
	Discovery Communications LLC	3.950%	3/20/28	45,547	49,944
	Discovery Communications LLC	4.125%	5/15/29	19,904	21,933
	Discovery Communications LLC	3.625%	5/15/30	26,426	28,293
	eBay Inc.	2.600%	5/10/31	17,900	17,857
	Electronic Arts Inc.	1.850%	2/15/31	19,850	18,911
[2,3]	Expedia Group Inc.	4.625%	8/1/27	19,002	21,519
	Expedia Group Inc.	3.800%	2/15/28	29,703	31,995
	Expedia Group Inc.	3.250%	2/15/30	25,970	26,666
[2,3]	Expedia Group Inc.	2.950%	3/15/31	21,262	21,228
	Fox Corp.	4.709%	1/25/29	49,256	57,197
	Fox Corp.	3.500%	4/8/30	16,747	18,092
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,645	6,563
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	19,428	22,674
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	16,675	16,397
	Juniper Networks Inc.	2.000%	12/10/30	13,294	12,507
	Koninklijke KPN NV	8.375%	10/1/30	14,414	20,130
	Motorola Solutions Inc.	2.750%	5/24/31	10,300	10,293
	Omnicom Group Inc.	2.600%	8/1/31	3,125	3,118
	Omnicom Group Inc.	2.450%	4/30/30	13,675	13,642
	Omnicom Group Inc.	4.200%	6/1/30	15,373	17,451
	Orange SA	9.000%	3/1/31	57,998	90,402
	Rogers Communications Inc.	2.900%	11/15/26	7,720	8,276
	TCI Communications Inc.	7.125%	2/15/28	6,765	8,958
	Telefonica Emisiones SA	4.103%	3/8/27	44,414	49,988
	Telefonica Europe BV	8.250%	9/15/30	30,079	43,164
	TELUS Corp.	2.800%	2/16/27	13,160	13,988
	TELUS Corp.	3.700%	9/15/27	4,362	4,890
	Tencent Music Entertainment Group	2.000%	9/3/30	12,750	12,109
	T-Mobile USA Inc.	3.750%	4/15/27	96,972	106,845
	T-Mobile USA Inc.	2.050%	2/15/28	42,096	41,977
	T-Mobile USA Inc.	3.875%	4/15/30	170,135	186,028
	T-Mobile USA Inc.	2.550%	2/15/31	57,121	56,659
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	29,111	29,953
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	15,264	16,694
[1]	VeriSign Inc.	2.700%	6/15/31	10,000	9,997
	Verizon Communications Inc.	1.680%	10/30/30	32,926	30,948
	Verizon Communications Inc.	2.625%	8/15/26	69,057	73,366
	Verizon Communications Inc.	4.125%	3/16/27	68,574	78,279
	Verizon Communications Inc.	3.000%	3/22/27	23,788	25,616
	Verizon Communications Inc.	2.100%	3/22/28	72,800	73,819
	Verizon Communications Inc.	4.329%	9/21/28	98,693	113,615
	Verizon Communications Inc.	3.875%	2/8/29	15,215	17,162
	Verizon Communications Inc.	4.016%	12/3/29	93,571	105,867
	Verizon Communications Inc.	3.150%	3/22/30	40,302	42,839
	Verizon Communications Inc.	1.500%	9/18/30	21,770	20,421
	Verizon Communications Inc.	1.750%	1/20/31	55,946	52,690
	Verizon Communications Inc.	2.550%	3/21/31	100,525	101,149
	ViacomCBS Inc.	2.900%	1/15/27	29,346	31,055
	ViacomCBS Inc.	3.375%	2/15/28	9,959	10,733
	ViacomCBS Inc.	3.700%	6/1/28	14,146	15,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ViacomCBS Inc.	4.200%	6/1/29	17,866	20,059
	ViacomCBS Inc.	7.875%	7/30/30	12,357	17,381
	ViacomCBS Inc.	4.950%	1/15/31	32,042	37,917
	Vodafone Group plc	4.375%	5/30/28	77,547	89,311
	Vodafone Group plc	7.875%	2/15/30	11,881	16,790
	Walt Disney Co.	3.375%	11/15/26	11,702	12,936
	Walt Disney Co.	3.700%	3/23/27	20,624	23,214
	Walt Disney Co.	2.200%	1/13/28	27,176	27,980
	Walt Disney Co.	2.000%	9/1/29	49,489	49,275
	Walt Disney Co.	3.800%	3/22/30	32,781	36,846
	Walt Disney Co.	2.650%	1/13/31	54,427	56,252
	Weibo Corp.	3.375%	7/8/30	16,390	16,690
	WPP Finance 2010	3.750%	9/19/24	1	1
					4,052,651
Consumer Discretionary (5.9%)
	Advance Auto Parts Inc.	1.750%	10/1/27	4,448	4,418
	Advance Auto Parts Inc.	3.900%	4/15/30	16,556	18,254
	Alibaba Group Holding Ltd.	3.400%	12/6/27	58,011	63,364
	Alibaba Group Holding Ltd.	2.125%	2/9/31	29,959	29,071
	Amazon.com Inc.	1.200%	6/3/27	47,584	47,393
	Amazon.com Inc.	3.150%	8/22/27	68,699	75,809
	Amazon.com Inc.	1.500%	6/3/30	48,926	47,262
[2]	American Honda Finance Corp.	2.300%	9/9/26	10,280	10,859
[2]	American Honda Finance Corp.	2.350%	1/8/27	13,276	14,025
[2]	American Honda Finance Corp.	3.500%	2/15/28	3,254	3,617
[2]	American Honda Finance Corp.	2.000%	3/24/28	23,520	23,933
[2]	American Honda Finance Corp.	1.800%	1/13/31	13,800	13,346
	Aptiv plc	4.350%	3/15/29	5,680	6,473
	AutoNation Inc.	3.800%	11/15/27	10,748	11,813
	AutoNation Inc.	4.750%	6/1/30	8,481	9,969
	AutoZone Inc.	3.750%	6/1/27	12,262	13,671
	AutoZone Inc.	3.750%	4/18/29	23,241	25,632
	AutoZone Inc.	4.000%	4/15/30	15,715	17,628
	AutoZone Inc.	1.650%	1/15/31	14,250	13,298
	Best Buy Co. Inc.	4.450%	10/1/28	11,764	13,556
	Best Buy Co. Inc.	1.950%	10/1/30	15,906	15,234
	Block Financial LLC	3.875%	8/15/30	14,196	15,150
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	26,245	27,654
	Choice Hotels International Inc.	3.700%	12/1/29	3,919	4,197
	Choice Hotels International Inc.	3.700%	1/15/31	6,500	6,942
[2,3]	Daimler Finance North America LLC	3.100%	8/15/29	18,342	19,480
	Daimler Finance North America LLC	8.500%	1/18/31	20,079	30,044
[2,3]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	3,024
	Darden Restaurants Inc.	3.850%	5/1/27	10,483	11,613
	DR Horton Inc.	1.400%	10/15/27	12,025	11,838
	eBay Inc.	3.600%	6/5/27	21,027	23,339
	eBay Inc.	2.700%	3/11/30	23,933	24,469
[2]	Emory University	2.143%	9/1/30	8,727	8,788
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	16,315	17,428
	General Motors Co.	4.200%	10/1/27	19,814	22,152
	General Motors Co.	6.800%	10/1/27	27,241	34,386
	General Motors Co.	5.000%	10/1/28	20,483	23,849
	General Motors Financial Co. Inc.	2.400%	4/10/28	20,150	20,395
	General Motors Financial Co. Inc.	4.000%	10/6/26	30,102	33,331
	General Motors Financial Co. Inc.	4.350%	1/17/27	31,471	35,428
	General Motors Financial Co. Inc.	2.700%	8/20/27	10,619	11,043
	General Motors Financial Co. Inc.	3.850%	1/5/28	10,663	11,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.650%	1/17/29	14,368	17,353
	General Motors Financial Co. Inc.	3.600%	6/21/30	23,351	24,998
	General Motors Financial Co. Inc.	2.350%	1/8/31	26,850	25,982
	Genuine Parts Co.	1.875%	11/1/30	11,983	11,356
	Hasbro Inc.	3.550%	11/19/26	17,025	18,666
	Hasbro Inc.	3.500%	9/15/27	7,809	8,522
	Hasbro Inc.	3.900%	11/19/29	25,276	27,739
	Home Depot Inc.	2.125%	9/15/26	21,843	22,986
	Home Depot Inc.	2.500%	4/15/27	40,362	43,064
	Home Depot Inc.	2.800%	9/14/27	27,530	29,851
	Home Depot Inc.	0.900%	3/15/28	7,674	7,448
	Home Depot Inc.	3.900%	12/6/28	14,021	16,119
	Home Depot Inc.	2.950%	6/15/29	34,110	36,758
	Home Depot Inc.	2.700%	4/15/30	34,386	36,261
	Home Depot Inc.	1.375%	3/15/31	31,366	29,454
	Hyatt Hotels Corp.	4.375%	9/15/28	10,467	11,426
	Hyatt Hotels Corp.	5.750%	4/23/30	10,825	12,890
	JD.com Inc.	3.375%	1/14/30	14,327	15,031
	Las Vegas Sands Corp.	3.500%	8/18/26	23,251	24,630
	Las Vegas Sands Corp.	3.900%	8/8/29	18,688	19,587
	Lear Corp.	3.800%	9/15/27	15,873	17,496
	Lear Corp.	4.250%	5/15/29	9,816	10,981
	Lear Corp.	3.500%	5/30/30	9,840	10,475
	Leggett & Platt Inc.	3.500%	11/15/27	9,172	9,962
	Leggett & Platt Inc.	4.400%	3/15/29	14,211	16,093
	Leland Stanford Junior University	1.289%	6/1/27	6,150	6,175
	Lennar Corp.	5.250%	6/1/26	9,000	10,417
	Lennar Corp.	5.000%	6/15/27	3,081	3,570
	Lennar Corp.	4.750%	11/29/27	33,520	38,761
	Lowe's Cos. Inc.	2.500%	4/15/26	12,075	12,832
	Lowe's Cos. Inc.	3.100%	5/3/27	18,923	20,607
	Lowe's Cos. Inc.	1.300%	4/15/28	18,154	17,524
	Lowe's Cos. Inc.	6.500%	3/15/29	301	388
	Lowe's Cos. Inc.	3.650%	4/5/29	40,641	44,904
	Lowe's Cos. Inc.	4.500%	4/15/30	28,365	33,158
	Lowe's Cos. Inc.	1.700%	10/15/30	30,148	28,528
	Lowe's Cos. Inc.	2.625%	4/1/31	37,650	38,291
	Magna International Inc.	2.450%	6/15/30	17,731	18,011
[2]	Marriott International Inc.	3.125%	6/15/26	15,335	16,280
[2]	Marriott International Inc.	4.000%	4/15/28	10,419	11,314
[2]	Marriott International Inc.	4.650%	12/1/28	4,757	5,367
[2]	Marriott International Inc.	4.625%	6/15/30	32,571	36,790
[2]	Marriott International Inc.	2.850%	4/15/31	27,875	27,827
	Masco Corp.	3.500%	11/15/27	6,210	6,796
	Masco Corp.	1.500%	2/15/28	15,359	14,930
	Masco Corp.	2.000%	10/1/30	7,498	7,226
	Masco Corp.	2.000%	2/15/31	14,875	14,262
[2]	McDonald's Corp.	3.500%	3/1/27	13,234	14,652
[2]	McDonald's Corp.	3.500%	7/1/27	24,016	26,669
[2]	McDonald's Corp.	3.800%	4/1/28	29,247	32,842
[2]	McDonald's Corp.	2.625%	9/1/29	34,833	36,247
[2]	McDonald's Corp.	2.125%	3/1/30	12,790	12,746
[2]	McDonald's Corp.	3.600%	7/1/30	23,945	26,510
	MDC Holdings Inc.	2.500%	1/15/31	9,690	9,407
	Mohawk Industries Inc.	3.625%	5/15/30	12,052	13,123
	NIKE Inc.	2.375%	11/1/26	15,375	16,377
	NIKE Inc.	2.750%	3/27/27	36,946	39,931
	NIKE Inc.	2.850%	3/27/30	22,903	24,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NVR Inc.	3.000%	5/15/30	20,272	21,168
	O'Reilly Automotive Inc.	3.600%	9/1/27	15,485	17,221
	O'Reilly Automotive Inc.	4.350%	6/1/28	17,301	19,846
	O'Reilly Automotive Inc.	3.900%	6/1/29	10,762	11,997
	O'Reilly Automotive Inc.	4.200%	4/1/30	11,942	13,605
	O'Reilly Automotive Inc.	1.750%	3/15/31	6,125	5,783
	Owens Corning	3.400%	8/15/26	7,933	8,652
	Owens Corning	3.950%	8/15/29	11,706	13,069
	Owens Corning	3.875%	6/1/30	8,081	8,966
	PulteGroup Inc.	5.000%	1/15/27	11,996	14,038
	Ralph Lauren Corp.	2.950%	6/15/30	17,477	18,250
	Ross Stores Inc.	4.700%	4/15/27	4,450	5,171
	Ross Stores Inc.	1.875%	4/15/31	10,400	9,890
	Sands China Ltd.	5.400%	8/8/28	48,435	55,362
	Sands China Ltd.	4.375%	6/18/30	10,479	11,245
	Snap-on Inc.	3.250%	3/1/27	2,715	2,964
	Stanley Black & Decker Inc.	4.250%	11/15/28	14,713	17,006
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,248	13,529
	Starbucks Corp.	2.450%	6/15/26	11,875	12,550
	Starbucks Corp.	2.000%	3/12/27	12,313	12,658
	Starbucks Corp.	3.500%	3/1/28	7,672	8,485
	Starbucks Corp.	4.000%	11/15/28	19,433	22,068
	Starbucks Corp.	3.550%	8/15/29	23,194	25,538
	Starbucks Corp.	2.250%	3/12/30	13,842	13,816
	Starbucks Corp.	2.550%	11/15/30	35,826	36,332
	Steelcase Inc.	5.125%	1/18/29	10,965	12,779
	Tapestry Inc.	4.125%	7/15/27	15,852	17,350
	TJX Cos. Inc.	2.250%	9/15/26	22,682	23,969
	TJX Cos. Inc.	3.750%	4/15/27	18,123	20,367
	TJX Cos. Inc.	1.150%	5/15/28	13,652	13,083
	TJX Cos. Inc.	3.875%	4/15/30	18,840	21,230
	TJX Cos. Inc.	1.600%	5/15/31	2,915	2,763
	Toyota Motor Corp.	2.362%	3/25/31	10,861	11,095
	Toyota Motor Corp.	3.669%	7/20/28	11,842	13,315
	Toyota Motor Corp.	2.760%	7/2/29	8,425	8,948
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	10,250	10,389
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	25,453	28,060
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	17,952	17,658
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	10,952	11,904
	Toyota Motor Credit Corp.	3.650%	1/8/29	11,160	12,557
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	18,591	18,771
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	13,916	15,379
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	18,943	18,192
	Tractor Supply Co.	1.750%	11/1/30	15,538	14,626
	VF Corp.	2.800%	4/23/27	13,652	14,586
	VF Corp.	2.950%	4/23/30	16,226	16,980
	Whirlpool Corp.	2.400%	5/15/31	3,400	3,390
	Whirlpool Corp.	4.750%	2/26/29	20,768	24,410
[2]	Yale University	1.482%	4/15/30	9,052	8,795
					2,806,747
Consumer Staples (7.0%)
	Ahold Finance USA LLC	6.875%	5/1/29	11,770	15,800
	Altria Group Inc.	2.625%	9/16/26	8,744	9,179
	Altria Group Inc.	4.800%	2/14/29	50,926	58,462
	Altria Group Inc.	3.400%	5/6/30	13,745	14,367
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	70,718	80,231
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	90,588	106,878
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	50,549	55,414

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	19,085	23,105
Archer-Daniels-Midland Co.	2.500%	8/11/26	22,027	23,520
Archer-Daniels-Midland Co.	3.250%	3/27/30	20,868	22,811
BAT Capital Corp.	3.215%	9/6/26	37,954	40,271
BAT Capital Corp.	4.700%	4/2/27	25,814	29,090
BAT Capital Corp.	3.557%	8/15/27	55,900	59,462
BAT Capital Corp.	2.259%	3/25/28	45,916	45,220
BAT Capital Corp.	3.462%	9/6/29	23,573	24,538
BAT Capital Corp.	4.906%	4/2/30	21,245	24,044
BAT Capital Corp.	2.726%	3/25/31	29,804	28,735
Bunge Ltd. Finance Corp.	2.750%	5/14/31	19,350	19,352
Bunge Ltd. Finance Corp.	3.250%	8/15/26	17,374	18,783
Bunge Ltd. Finance Corp.	3.750%	9/25/27	13,570	14,979
Campbell Soup Co.	4.150%	3/15/28	20,738	23,486
Campbell Soup Co.	2.375%	4/24/30	16,141	16,106
Church & Dwight Co. Inc.	3.150%	8/1/27	8,690	9,514
Clorox Co.	3.100%	10/1/27	10,168	11,080
Clorox Co.	3.900%	5/15/28	7,205	8,144
Clorox Co.	1.800%	5/15/30	14,329	13,900
Coca-Cola Co.	3.375%	3/25/27	18,310	20,501
Coca-Cola Co.	2.900%	5/25/27	9,399	10,281
Coca-Cola Co.	1.450%	6/1/27	30,529	30,847
Coca-Cola Co.	1.500%	3/5/28	6,350	6,341
Coca-Cola Co.	1.000%	3/15/28	30,573	29,503
Coca-Cola Co.	2.125%	9/6/29	27,474	27,899
Coca-Cola Co.	3.450%	3/25/30	27,309	30,422
Coca-Cola Co.	1.650%	6/1/30	25,917	25,078
Coca-Cola Co.	2.000%	3/5/31	31,755	31,535
Coca-Cola Co.	1.375%	3/15/31	41,097	38,548
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	28,691	29,536
Conagra Brands Inc.	1.375%	11/1/27	19,438	18,928
Conagra Brands Inc.	7.000%	10/1/28	6,706	8,831
Conagra Brands Inc.	4.850%	11/1/28	42,187	49,793
Conagra Brands Inc.	8.250%	9/15/30	3,796	5,576
Constellation Brands Inc.	3.700%	12/6/26	24,306	27,018
Constellation Brands Inc.	3.500%	5/9/27	13,561	14,924
Constellation Brands Inc.	3.600%	2/15/28	15,668	17,234
Constellation Brands Inc.	4.650%	11/15/28	13,866	16,164
Constellation Brands Inc.	3.150%	8/1/29	24,503	26,000
Constellation Brands Inc.	2.875%	5/1/30	9,754	10,115
Costco Wholesale Corp.	3.000%	5/18/27	32,353	35,502
Costco Wholesale Corp.	1.375%	6/20/27	32,024	32,200
Costco Wholesale Corp.	1.600%	4/20/30	38,423	37,294
Diageo Capital plc	3.875%	5/18/28	7,708	8,710
Diageo Capital plc	2.375%	10/24/29	25,666	26,284
Diageo Capital plc	2.000%	4/29/30	25,404	25,144
Dollar General Corp.	3.875%	4/15/27	12,306	13,845
Dollar General Corp.	4.125%	5/1/28	11,664	13,239
Dollar General Corp.	3.500%	4/3/30	35,517	38,634
Dollar Tree Inc.	4.200%	5/15/28	30,339	34,345
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,665	8,488
Estee Lauder Cos. Inc.	2.375%	12/1/29	16,802	17,351
Estee Lauder Cos. Inc.	2.600%	4/15/30	16,084	16,743
Estee Lauder Cos. Inc.	1.950%	3/15/31	13,550	13,286
Flowers Foods Inc.	3.500%	10/1/26	5,871	6,396
Flowers Foods Inc.	2.400%	3/15/31	15,884	15,726
General Mills Inc.	3.200%	2/10/27	17,290	18,927
General Mills Inc.	4.200%	4/17/28	29,554	33,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	2.875%	4/15/30	25,904	27,098
	Hershey Co.	2.300%	8/15/26	15,107	16,063
	Hershey Co.	2.450%	11/15/29	4,402	4,564
	Hershey Co.	1.700%	6/1/30	7,452	7,271
[1]	Hormel Foods Corp.	1.700%	6/3/28	10,300	10,291
	Hormel Foods Corp.	1.800%	6/11/30	17,042	16,644
	Ingredion Inc.	3.200%	10/1/26	12,512	13,591
	Ingredion Inc.	2.900%	6/1/30	12,996	13,477
	J M Smucker Co.	3.375%	12/15/27	11,339	12,498
	J M Smucker Co.	2.375%	3/15/30	17,301	17,388
	Kellogg Co.	3.400%	11/15/27	13,205	14,520
	Kellogg Co.	4.300%	5/15/28	11,041	12,686
	Kellogg Co.	2.100%	6/1/30	21,874	21,622
[2]	Kellogg Co.	7.450%	4/1/31	6,674	9,560
	Keurig Dr Pepper Inc.	2.550%	9/15/26	11,182	11,904
	Keurig Dr Pepper Inc.	3.430%	6/15/27	16,239	17,897
	Keurig Dr Pepper Inc.	4.597%	5/25/28	49,961	58,312
	Keurig Dr Pepper Inc.	3.200%	5/1/30	16,954	18,091
	Keurig Dr Pepper Inc.	2.250%	3/15/31	14,165	14,028
	Kimberly-Clark Corp.	1.050%	9/15/27	15,767	15,471
	Kimberly-Clark Corp.	3.950%	11/1/28	8,989	10,312
	Kimberly-Clark Corp.	3.200%	4/25/29	12,279	13,475
	Kimberly-Clark Corp.	3.100%	3/26/30	23,601	25,751
	Kohl's Corp.	3.375%	5/1/31	10,950	11,267
	Kroger Co.	2.650%	10/15/26	27,481	29,235
	Kroger Co.	3.700%	8/1/27	10,915	12,193
	Kroger Co.	4.500%	1/15/29	9,582	11,192
[2]	Kroger Co.	7.700%	6/1/29	3,305	4,524
	Kroger Co.	2.200%	5/1/30	23,409	23,249
	Kroger Co.	1.700%	1/15/31	12,310	11,627
	Kroger Co.	7.500%	4/1/31	1,888	2,676
	McCormick & Co. Inc.	3.400%	8/15/27	13,076	14,403
	McCormick & Co. Inc.	2.500%	4/15/30	24,173	24,525
	McCormick & Co. Inc.	1.850%	2/15/31	6,514	6,207
	Molson Coors Beverage Co.	3.000%	7/15/26	50,145	53,832
	Mondelez International Inc.	2.750%	4/13/30	44,628	46,266
	Mondelez International Inc.	1.500%	2/4/31	9,015	8,388
	Nordstrom Inc.	4.000%	3/15/27	2,302	2,362
	Nordstrom Inc.	6.950%	3/15/28	800	931
	Nordstrom Inc.	4.375%	4/1/30	3,450	3,544
[2,3]	Nordstrom Inc.	4.250%	8/1/31	17,100	17,387
	PepsiCo Inc.	2.375%	10/6/26	26,847	28,715
	PepsiCo Inc.	2.625%	3/19/27	28,129	30,344
	PepsiCo Inc.	3.000%	10/15/27	25,664	28,272
	PepsiCo Inc.	7.000%	3/1/29	7,481	10,300
	PepsiCo Inc.	2.625%	7/29/29	19,545	20,713
	PepsiCo Inc.	2.750%	3/19/30	32,159	34,288
	PepsiCo Inc.	1.625%	5/1/30	28,200	27,441
	PepsiCo Inc.	1.400%	2/25/31	17,162	16,321
	Philip Morris International Inc.	0.875%	5/1/26	417	413
	Philip Morris International Inc.	3.125%	8/17/27	8,745	9,571
	Philip Morris International Inc.	3.125%	3/2/28	14,934	16,092
	Philip Morris International Inc.	3.375%	8/15/29	15,823	17,249
	Philip Morris International Inc.	2.100%	5/1/30	25,788	25,291
	Philip Morris International Inc.	1.750%	11/1/30	14,305	13,606
	Procter & Gamble Co.	1.950%	4/23/31	25,350	25,400
	Procter & Gamble Co.	2.450%	11/3/26	23,409	25,133
	Procter & Gamble Co.	2.800%	3/25/27	22,720	24,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	2.850%	8/11/27	18,627	20,414
	Procter & Gamble Co.	3.000%	3/25/30	34,203	37,303
	Procter & Gamble Co.	1.200%	10/29/30	20,430	19,203
	Sysco Corp.	3.300%	7/15/26	18,051	19,734
	Sysco Corp.	3.250%	7/15/27	20,223	22,014
	Sysco Corp.	2.400%	2/15/30	21,195	21,385
	Sysco Corp.	5.950%	4/1/30	29,459	37,548
	Target Corp.	3.375%	4/15/29	23,547	26,171
	Target Corp.	2.350%	2/15/30	15,968	16,454
	Target Corp.	2.650%	9/15/30	10,250	10,824
	Tyson Foods Inc.	3.550%	6/2/27	30,747	34,036
	Tyson Foods Inc.	4.350%	3/1/29	23,381	27,017
	Unilever Capital Corp.	2.000%	7/28/26	21,671	22,627
	Unilever Capital Corp.	2.900%	5/5/27	27,400	29,790
	Unilever Capital Corp.	3.500%	3/22/28	12,795	14,267
	Unilever Capital Corp.	2.125%	9/6/29	35,404	35,991
	Unilever Capital Corp.	1.375%	9/14/30	12,065	11,462
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	40,279	44,008
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	6,515	6,869
	Walmart Inc.	3.050%	7/8/26	36,750	40,341
	Walmart Inc.	5.875%	4/5/27	6,141	7,745
	Walmart Inc.	3.700%	6/26/28	67,958	77,091
	Walmart Inc.	3.250%	7/8/29	30,100	33,395
	Walmart Inc.	2.375%	9/24/29	17,364	18,211
[4]	Walmart Inc.	7.550%	2/15/30	6,475	9,430
					3,331,018
Energy (6.6%)
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	29,008	31,771
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	14,119	14,985
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	20,644	24,004
	Boardwalk Pipelines LP	5.950%	6/1/26	14,955	17,791
	Boardwalk Pipelines LP	4.450%	7/15/27	10,114	11,497
	Boardwalk Pipelines LP	4.800%	5/3/29	5,384	6,142
	Boardwalk Pipelines LP	3.400%	2/15/31	12,140	12,628
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	31,624	34,160
	BP Capital Markets America Inc.	3.543%	4/6/27	12,303	13,644
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	11,753	13,058
	BP Capital Markets America Inc.	3.937%	9/21/28	31,534	35,764
	BP Capital Markets America Inc.	4.234%	11/6/28	43,196	49,621
	BP Capital Markets America Inc.	3.633%	4/6/30	33,217	36,792
	BP Capital Markets America Inc.	1.749%	8/10/30	20,058	19,277
	BP Capital Markets plc	3.279%	9/19/27	31,700	34,771
	BP Capital Markets plc	3.723%	11/28/28	18,838	21,023
	Canadian Natural Resources Ltd.	3.850%	6/1/27	39,455	43,622
	Canadian Natural Resources Ltd.	2.950%	7/15/30	12,106	12,405
	Cenovus Energy Inc.	4.250%	4/15/27	36,663	40,715
	Cenovus Energy Inc.	4.400%	4/15/29	18,618	20,736
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	43,621	50,649
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	39,943	43,054
	Chevron Corp.	1.995%	5/11/27	30,676	31,870
	Chevron Corp.	2.236%	5/11/30	34,833	35,451
	Chevron USA Inc.	1.018%	8/12/27	2,184	2,135
	Chevron USA Inc.	3.850%	1/15/28	12,534	14,276
	Chevron USA Inc.	3.250%	10/15/29	21,593	23,705
	Cimarex Energy Co.	3.900%	5/15/27	21,275	23,426
	Cimarex Energy Co.	4.375%	3/15/29	16,449	18,503
[2,3]	ConocoPhillips	3.750%	10/1/27	33,566	37,680
[2,3]	ConocoPhillips	4.300%	8/15/28	26,168	30,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	ConocoPhillips	2.400%	2/15/31	19,967	20,048
	ConocoPhillips Co.	6.950%	4/15/29	34,993	47,088
	Diamondback Energy Inc.	3.250%	12/1/26	14,385	15,494
	Diamondback Energy Inc.	3.500%	12/1/29	28,809	30,511
	Diamondback Energy Inc.	3.125%	3/24/31	25,127	25,737
	Enable Midstream Partners LP	4.400%	3/15/27	19,387	21,422
	Enable Midstream Partners LP	4.950%	5/15/28	19,275	21,839
	Enable Midstream Partners LP	4.150%	9/15/29	13,727	14,778
	Enbridge Inc.	4.250%	12/1/26	24,004	27,111
	Enbridge Inc.	3.700%	7/15/27	14,897	16,425
	Enbridge Inc.	3.125%	11/15/29	24,042	25,399
	Energy Transfer LP	3.900%	7/15/26	12,571	13,746
	Energy Transfer LP	4.200%	4/15/27	15,011	16,564
[2]	Energy Transfer LP	5.500%	6/1/27	24,620	28,811
	Energy Transfer LP	4.000%	10/1/27	20,161	22,027
	Energy Transfer LP	4.950%	6/15/28	23,533	27,021
	Energy Transfer LP	5.250%	4/15/29	36,028	41,988
	Energy Transfer LP	3.750%	5/15/30	36,533	38,906
	Eni USA Inc.	7.300%	11/15/27	2,260	2,957
	Enterprise Products Operating LLC	3.950%	2/15/27	12,460	13,998
	Enterprise Products Operating LLC	4.150%	10/16/28	17,559	19,962
	Enterprise Products Operating LLC	3.125%	7/31/29	47,866	51,017
	Enterprise Products Operating LLC	2.800%	1/31/30	17,179	17,904
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	13,731	14,085
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	21,645	21,930
	EOG Resources Inc.	4.375%	4/15/30	19,515	22,786
	Exxon Mobil Corp.	2.275%	8/16/26	42,872	45,383
	Exxon Mobil Corp.	3.294%	3/19/27	10,005	11,120
	Exxon Mobil Corp.	2.440%	8/16/29	20,118	20,818
	Exxon Mobil Corp.	3.482%	3/19/30	48,675	53,805
	Exxon Mobil Corp.	2.610%	10/15/30	47,384	49,113
	Halliburton Co.	2.920%	3/1/30	26,515	27,115
	Hess Corp.	4.300%	4/1/27	29,157	32,456
	Hess Corp.	7.875%	10/1/29	6,548	8,805
	HollyFrontier Corp.	4.500%	10/1/30	9,398	9,876
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,841	2,520
	Kinder Morgan Inc.	4.300%	3/1/28	28,347	32,089
	Kinder Morgan Inc.	2.000%	2/15/31	28,403	26,854
	Magellan Midstream Partners LP	3.250%	6/1/30	9,747	10,397
	Marathon Oil Corp.	4.400%	7/15/27	23,626	26,577
	Marathon Petroleum Corp.	5.125%	12/15/26	20,484	24,286
	Marathon Petroleum Corp.	3.800%	4/1/28	13,805	15,221
	MPLX LP	4.125%	3/1/27	36,683	41,115
	MPLX LP	4.250%	12/1/27	17,334	19,635
	MPLX LP	4.000%	3/15/28	33,631	37,315
	MPLX LP	4.800%	2/15/29	23,998	27,827
	MPLX LP	2.650%	8/15/30	28,431	28,299
	Northwest Pipeline LLC	4.000%	4/1/27	375	420
	NOV Inc.	3.600%	12/1/29	10,157	10,576
	ONEOK Inc.	4.000%	7/13/27	17,197	19,011
	ONEOK Inc.	4.550%	7/15/28	17,081	19,303
	ONEOK Inc.	4.350%	3/15/29	27,347	30,580
	ONEOK Inc.	3.400%	9/1/29	32,129	33,812
	ONEOK Inc.	3.100%	3/15/30	16,224	16,680
	ONEOK Inc.	6.350%	1/15/31	1,715	2,177
	Phillips 66	3.900%	3/15/28	15,763	17,539
	Phillips 66	2.150%	12/15/30	24,399	23,593
	Phillips 66 Partners LP	3.550%	10/1/26	9,123	9,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66 Partners LP	3.750%	3/1/28	14,906	16,198
	Phillips 66 Partners LP	3.150%	12/15/29	14,542	15,096
	Pioneer Natural Resources Co.	1.900%	8/15/30	28,136	26,562
	Pioneer Natural Resources Co.	2.150%	1/15/31	23,550	22,643
	Plains All American Pipeline LP	4.500%	12/15/26	20,801	23,302
	Plains All American Pipeline LP	3.550%	12/15/29	25,936	26,900
	Plains All American Pipeline LP	3.800%	9/15/30	20,866	21,940
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,166	14,449
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	39,211	45,386
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	38,786	43,299
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	57,697	65,479
	Schlumberger Investment SA	2.650%	6/26/30	29,502	30,400
	Shell International Finance BV	2.500%	9/12/26	34,296	36,769
	Shell International Finance BV	3.875%	11/13/28	30,798	35,038
	Shell International Finance BV	2.375%	11/7/29	35,070	36,050
	Shell International Finance BV	2.750%	4/6/30	42,566	44,793
	Spectra Energy Partners LP	3.375%	10/15/26	16,744	18,191
	TC PipeLines LP	3.900%	5/25/27	11,663	12,879
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	4,208	5,332
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	9,952	12,776
	Total Capital International SA	3.455%	2/19/29	27,306	30,083
	Total Capital International SA	2.829%	1/10/30	30,412	32,195
	Total Capital SA	3.883%	10/11/28	16,768	19,013
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,136	27,525
	TransCanada PipeLines Ltd.	4.100%	4/15/30	34,613	39,341
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	13,490	15,158
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	23,238	24,722
	Valero Energy Corp.	3.400%	9/15/26	28,653	30,898
	Valero Energy Corp.	2.150%	9/15/27	14,611	14,723
	Valero Energy Corp.	4.350%	6/1/28	20,084	22,593
	Valero Energy Corp.	4.000%	4/1/29	23,142	25,352
	Valero Energy Partners LP	4.375%	12/15/26	15,069	17,130
	Valero Energy Partners LP	4.500%	3/15/28	12,694	14,355
	Williams Cos. Inc.	3.750%	6/15/27	34,719	38,531
	Williams Cos. Inc.	3.500%	11/15/30	31,173	33,524
	Williams Cos. Inc.	2.600%	3/15/31	26,850	26,764
	WPX Energy Inc.	5.750%	6/1/26	8,000	8,345
	WPX Energy Inc.	5.250%	10/15/27	8,568	9,168
	WPX Energy Inc.	5.875%	6/15/28	6,148	6,768
	WPX Energy Inc.	4.500%	1/15/30	13,536	14,628
					3,163,349
Financials (28.7%)
	ACE Capital Trust II	9.700%	4/1/30	2,955	4,474
[2]	Aegon NV	5.500%	4/11/48	16,030	18,126
	AerCap Ireland Capital DAC	4.450%	4/3/26	273	299
	AerCap Ireland Capital DAC	3.650%	7/21/27	25,835	27,433
	AerCap Ireland Capital DAC	4.625%	10/15/27	18,729	20,732
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,747	16,664
	Affiliated Managers Group Inc.	3.300%	6/15/30	15,773	16,839
	Aflac Inc.	2.875%	10/15/26	6,073	6,559
	Aflac Inc.	3.600%	4/1/30	34,229	38,059
	Air Lease Corp.	1.875%	8/15/26	8,750	8,755
[2]	Air Lease Corp.	3.750%	6/1/26	14,792	16,028
	Air Lease Corp.	3.625%	4/1/27	9,470	10,151
	Air Lease Corp.	3.625%	12/1/27	13,076	13,904
	Air Lease Corp.	4.625%	10/1/28	12,357	13,802
	Air Lease Corp.	3.250%	10/1/29	13,052	13,377
[2]	Air Lease Corp.	3.000%	2/1/30	17,085	17,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.125%	12/1/30	19,750	19,785
	Aircastle Ltd.	4.250%	6/15/26	15,018	16,256
	Alleghany Corp.	3.625%	5/15/30	11,650	12,715
	Allstate Corp.	3.280%	12/15/26	12,815	14,165
	Allstate Corp.	1.450%	12/15/30	14,965	14,086
	American Equity Investment Life Holding Co.	5.000%	6/15/27	12,211	13,893
	American Express Co.	3.125%	5/20/26	883	967
[2]	American Express Credit Corp.	3.300%	5/3/27	55,529	61,710
	American Financial Group Inc.	3.500%	8/15/26	7,485	8,173
	American Financial Group Inc.	5.250%	4/2/30	8,283	10,069
	American International Group Inc.	3.900%	4/1/26	103	115
	American International Group Inc.	4.200%	4/1/28	15,966	18,167
	American International Group Inc.	4.250%	3/15/29	10,215	11,669
	American International Group Inc.	3.400%	6/30/30	46,239	49,984
[2]	American International Group Inc.	5.750%	4/1/48	14,700	16,651
	Ameriprise Financial Inc.	2.875%	9/15/26	18,845	20,323
[2]	Andrew W Mellon Foundation	0.947%	8/1/27	6,230	6,102
[2]	Aon Corp.	8.205%	1/1/27	7,581	9,942
	Aon Corp.	4.500%	12/15/28	11,470	13,306
	Aon Corp.	3.750%	5/2/29	15,707	17,520
	Aon Corp.	2.800%	5/15/30	29,691	30,765
	Arch Capital Finance LLC	4.011%	12/15/26	11,509	13,024
	Ares Capital Corp.	2.150%	7/15/26	23,695	23,595
	Arthur J Gallagher & Co.	2.500%	5/20/31	15,550	15,550
	Assurant Inc.	4.900%	3/27/28	7,711	8,907
	Assurant Inc.	3.700%	2/22/30	8,644	9,289
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	9,000	9,158
	Athene Holding Ltd.	4.125%	1/12/28	23,209	25,708
	Athene Holding Ltd.	6.150%	4/3/30	15,543	19,365
	Athene Holding Ltd.	3.500%	1/15/31	12,169	12,864
	AXA SA	8.600%	12/15/30	29,321	44,622
	AXIS Specialty Finance LLC	3.900%	7/15/29	11,430	12,494
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	6,051	6,358
	AXIS Specialty Finance plc	4.000%	12/6/27	8,449	9,410
	Banco Santander SA	4.250%	4/11/27	26,689	30,057
	Banco Santander SA	3.800%	2/23/28	19,126	20,908
	Banco Santander SA	4.379%	4/12/28	26,013	29,409
	Banco Santander SA	3.306%	6/27/29	17,559	18,862
	Banco Santander SA	3.490%	5/28/30	33,118	35,394
	Banco Santander SA	2.749%	12/3/30	41,250	40,393
	Banco Santander SA	2.958%	3/25/31	14,125	14,382
[2]	Bank of America Corp.	4.450%	3/3/26	130	148
[2]	Bank of America Corp.	3.500%	4/19/26	567	628
	Bank of America Corp.	6.220%	9/15/26	5,476	6,737
[2]	Bank of America Corp.	4.250%	10/22/26	46,985	53,379
[2]	Bank of America Corp.	3.559%	4/23/27	148	163
	Bank of America Corp.	1.734%	7/22/27	80,134	81,183
[2]	Bank of America Corp.	3.248%	10/21/27	59,230	64,423
[2]	Bank of America Corp.	4.183%	11/25/27	56,499	63,596
[2]	Bank of America Corp.	3.824%	1/20/28	47,565	53,080
[2]	Bank of America Corp.	3.705%	4/24/28	58,576	64,913
[2]	Bank of America Corp.	3.593%	7/21/28	64,014	70,545
[2]	Bank of America Corp.	3.419%	12/20/28	147,035	160,713
[2]	Bank of America Corp.	3.970%	3/5/29	60,170	67,390
[2]	Bank of America Corp.	4.271%	7/23/29	70,917	80,946
[2]	Bank of America Corp.	3.974%	2/7/30	80,936	90,922
[2]	Bank of America Corp.	3.194%	7/23/30	72,489	77,207
[2]	Bank of America Corp.	2.884%	10/22/30	31,712	33,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	2.496%	2/13/31	78,154	78,790
[2]	Bank of America Corp.	2.592%	4/29/31	70,038	71,248
[2]	Bank of America Corp.	1.898%	7/23/31	64,977	62,103
[2]	Bank of America Corp.	1.922%	10/24/31	52,598	50,314
[2]	Bank of America Corp.	2.651%	3/11/32	48,812	49,335
	Bank of America Corp.	2.687%	4/22/32	135,643	137,720
[2]	Bank of Montreal	3.803%	12/15/32	21,212	23,407
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	6,640	6,640
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	218	236
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	23,111	24,561
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	22,857	25,195
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	17,953	19,852
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	34,312	37,968
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	5,045	5,768
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	6,244	6,735
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	13,908	15,188
[2]	Bank of New York Mellon Corp.	1.650%	1/28/31	15,250	14,801
	Bank of Nova Scotia	2.700%	8/3/26	32,008	34,338
	BankUnited Inc.	5.125%	6/11/30	7,846	8,969
	Barclays plc	4.375%	1/12/26	104	117
	Barclays plc	5.200%	5/12/26	242	277
	Barclays plc	4.337%	1/10/28	36,088	40,441
	Barclays plc	4.836%	5/9/28	54,779	61,562
[2]	Barclays plc	4.972%	5/16/29	38,532	44,715
[2]	Barclays plc	5.088%	6/20/30	24,455	28,108
	Barclays plc	2.645%	6/24/31	34,673	34,596
	Barclays plc	2.667%	3/10/32	13,700	13,570
	Barclays plc	3.564%	9/23/35	40,363	41,255
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	13,075	13,032
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	19,702	18,964
	Berkshire Hathaway Inc.	3.125%	3/15/26	77	84
	BlackRock Inc.	3.200%	3/15/27	20,259	22,522
	BlackRock Inc.	3.250%	4/30/29	17,421	19,300
	BlackRock Inc.	2.400%	4/30/30	23,199	24,049
	BlackRock Inc.	1.900%	1/28/31	31,970	31,485
[2,3]	Blackstone Secured Lending Fund	3.625%	1/15/26	191	203
[2,3]	Blackstone Secured Lending Fund	2.750%	9/16/26	16,215	16,401
[2]	BPCE SA	3.375%	12/2/26	7,098	7,808
[2,3]	BPCE SA	3.250%	1/11/28	3,975	4,260
	Brighthouse Financial Inc.	3.700%	6/22/27	26,138	28,600
	Brighthouse Financial Inc.	5.625%	5/15/30	18,141	21,971
	Brookfield Finance Inc.	2.724%	4/15/31	10,503	10,566
	Brookfield Finance Inc.	4.250%	6/2/26	5,996	6,756
	Brookfield Finance Inc.	3.900%	1/25/28	13,038	14,414
	Brookfield Finance Inc.	4.850%	3/29/29	24,193	28,161
	Brookfield Finance Inc.	4.350%	4/15/30	23,836	27,140
	Brown & Brown Inc.	4.500%	3/15/29	7,159	8,140
	Brown & Brown Inc.	2.375%	3/15/31	17,462	17,203
	Capital One Financial Corp.	3.750%	7/28/26	34,442	38,156
	Capital One Financial Corp.	3.750%	3/9/27	45,423	50,876
	Capital One Financial Corp.	3.650%	5/11/27	19,394	21,580
	Capital One Financial Corp.	3.800%	1/31/28	36,208	40,614
	Cboe Global Markets Inc.	3.650%	1/12/27	14,645	16,363
	Cboe Global Markets Inc.	1.625%	12/15/30	13,050	12,389
	Charles Schwab Corp.	2.300%	5/13/31	11,100	11,131
	Charles Schwab Corp.	3.200%	3/2/27	13,227	14,508
	Charles Schwab Corp.	3.200%	1/25/28	19,921	21,789
	Charles Schwab Corp.	2.000%	3/20/28	30,300	30,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	4.000%	2/1/29	14,981	17,125
	Charles Schwab Corp.	3.250%	5/22/29	18,552	20,251
	Charles Schwab Corp.	4.625%	3/22/30	578	693
	Charles Schwab Corp.	1.650%	3/11/31	4,501	4,279
	Chubb INA Holdings Inc.	3.350%	5/3/26	339	373
	Chubb INA Holdings Inc.	1.375%	9/15/30	28,425	26,656
	CI Financial Corp.	3.200%	12/17/30	19,448	19,750
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	6,091	7,924
	Citigroup Inc.	3.400%	5/1/26	395	434
	Citigroup Inc.	3.200%	10/21/26	60,148	65,415
	Citigroup Inc.	4.300%	11/20/26	24,408	27,632
	Citigroup Inc.	4.450%	9/29/27	98,268	112,331
[2]	Citigroup Inc.	3.887%	1/10/28	71,877	80,328
	Citigroup Inc.	6.625%	1/15/28	7,252	9,285
[2]	Citigroup Inc.	3.668%	7/24/28	72,257	79,884
	Citigroup Inc.	4.125%	7/25/28	60,430	67,997
[2]	Citigroup Inc.	3.520%	10/27/28	54,711	60,100
[2]	Citigroup Inc.	4.075%	4/23/29	36,643	41,319
[2]	Citigroup Inc.	3.980%	3/20/30	40,719	45,846
[2]	Citigroup Inc.	2.976%	11/5/30	40,504	42,421
[2]	Citigroup Inc.	2.666%	1/29/31	46,564	47,483
[2]	Citigroup Inc.	4.412%	3/31/31	104,514	120,253
[2]	Citigroup Inc.	2.572%	6/3/31	83,833	84,722
	Citigroup Inc.	2.561%	5/1/32	45,000	45,160
	Citizens Financial Group Inc.	2.850%	7/27/26	10,848	11,623
	Citizens Financial Group Inc.	2.500%	2/6/30	14,041	14,259
	Citizens Financial Group Inc.	3.250%	4/30/30	16,710	17,969
	CME Group Inc.	3.750%	6/15/28	11,872	13,452
	CNA Financial Corp.	3.450%	8/15/27	15,272	16,814
	CNA Financial Corp.	3.900%	5/1/29	13,059	14,565
	CNA Financial Corp.	2.050%	8/15/30	13,372	12,938
	CNO Financial Group Inc.	5.250%	5/30/29	12,428	14,632
	Comerica Inc.	4.000%	2/1/29	12,794	14,504
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	35,769	39,377
	Credit Suisse Group AG	4.550%	4/17/26	682	773
	Deutsche Bank AG	3.035%	5/28/32	7,000	7,003
	Deutsche Bank AG	4.100%	1/13/26	171	189
[2]	Deutsche Bank AG	4.100%	1/13/26	161	177
[2]	Deutsche Bank AG	3.547%	9/18/31	31,535	33,148
[2]	Discover Bank	3.450%	7/27/26	24,746	27,026
[2]	Discover Bank	4.650%	9/13/28	21,147	24,526
[2]	Discover Bank	2.700%	2/6/30	13,520	13,866
	Discover Financial Services	4.100%	2/9/27	28,640	32,167
	E*TRADE Financial Corp.	3.800%	8/24/27	9,887	10,996
	E*TRADE Financial Corp.	4.500%	6/20/28	9,732	11,177
	Eaton Vance Corp.	3.500%	4/6/27	6,883	7,528
	Enstar Group Ltd.	4.950%	6/1/29	20,392	23,268
	Equitable Holdings Inc.	7.000%	4/1/28	5,460	6,995
	Equitable Holdings Inc.	4.350%	4/20/28	36,499	41,358
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	13,361	15,157
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	14,628	16,376
[2,3]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	16,675	17,022
	Fidelity National Financial Inc.	4.500%	8/15/28	8,961	10,164
	Fidelity National Financial Inc.	3.400%	6/15/30	17,504	18,606
	Fidelity National Financial Inc.	2.450%	3/15/31	14,583	14,404
	Fifth Third Bancorp	2.550%	5/5/27	24,106	25,416
	Fifth Third Bancorp	3.950%	3/14/28	14,072	16,104
[2]	Fifth Third Bank NA	2.250%	2/1/27	19,472	20,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	First American Financial Corp.	4.000%	5/15/30	10,262	11,268
[2]	First Horizon Bank	5.750%	5/1/30	11,350	13,889
	Franklin Resources Inc.	1.600%	10/30/30	18,795	17,803
	FS KKR Capital Corp.	3.400%	1/15/26	660	681
	GATX Corp.	3.250%	9/15/26	8,107	8,782
	GATX Corp.	3.850%	3/30/27	10,767	11,957
	GATX Corp.	3.500%	3/15/28	5,563	6,047
	GATX Corp.	4.550%	11/7/28	8,886	10,292
	GATX Corp.	4.700%	4/1/29	6,656	7,734
	GATX Corp.	4.000%	6/30/30	14,254	15,916
	GE Capital Funding LLC	4.050%	5/15/27	16,734	18,933
	GE Capital Funding LLC	4.400%	5/15/30	68,017	78,207
	Global Payments Inc.	4.450%	6/1/28	9,114	10,422
	Global Payments Inc.	3.200%	8/15/29	42,839	45,207
	Global Payments Inc.	2.900%	5/15/30	23,771	24,387
	Globe Life Inc.	4.550%	9/15/28	14,796	17,168
	Globe Life Inc.	2.150%	8/15/30	7,875	7,679
	Goldman Sachs BDC Inc.	2.875%	1/15/26	204	212
	Goldman Sachs Group Inc.	3.500%	11/16/26	36,626	40,074
	Goldman Sachs Group Inc.	5.950%	1/15/27	21,007	25,689
	Goldman Sachs Group Inc.	3.850%	1/26/27	77,911	86,390
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	65,524	72,502
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	77,288	85,693
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	81,195	92,215
	Goldman Sachs Group Inc.	2.600%	2/7/30	36,483	37,483
	Goldman Sachs Group Inc.	3.800%	3/15/30	79,352	88,480
	Goldman Sachs Group Inc.	1.992%	1/27/32	52,598	50,331
	Goldman Sachs Group Inc.	2.615%	4/22/32	89,152	89,895
	Golub Capital BDC Inc.	2.500%	8/24/26	10,689	10,730
	Hanover Insurance Group Inc.	4.500%	4/15/26	148	168
	Hanover Insurance Group Inc.	2.500%	9/1/30	8,775	8,726
	Hartford Financial Services Group Inc.	2.800%	8/19/29	14,134	14,717
	HSBC Holdings plc	2.804%	5/24/32	84,470	85,402
	HSBC Holdings plc	4.375%	11/23/26	37,636	42,527
[2]	HSBC Holdings plc	4.041%	3/13/28	68,490	76,139
[2]	HSBC Holdings plc	2.013%	9/22/28	48,696	48,741
[2]	HSBC Holdings plc	4.583%	6/19/29	78,450	89,742
	HSBC Holdings plc	4.950%	3/31/30	61,598	73,019
[2]	HSBC Holdings plc	3.973%	5/22/30	60,962	67,356
[2]	HSBC Holdings plc	2.848%	6/4/31	30,989	31,630
[2]	HSBC Holdings plc	2.357%	8/18/31	29,464	28,919
	Huntington Bancshares Inc.	2.550%	2/4/30	23,220	23,823
	ING Groep NV	3.950%	3/29/27	40,756	45,862
	ING Groep NV	1.726%	4/1/27	200	202
	ING Groep NV	4.550%	10/2/28	24,546	28,545
	ING Groep NV	4.050%	4/9/29	23,709	26,750
	ING Groep NV	2.727%	4/1/32	2,060	2,093
	Intercontinental Exchange Inc.	3.100%	9/15/27	13,796	15,060
	Intercontinental Exchange Inc.	3.750%	9/21/28	18,091	20,199
	Intercontinental Exchange Inc.	2.100%	6/15/30	21,956	21,571
	Jefferies Group LLC	4.850%	1/15/27	12,643	14,725
	Jefferies Group LLC	6.450%	6/8/27	5,910	7,383
	Jefferies Group LLC	4.150%	1/23/30	28,577	31,715
[1]	JPMorgan Chase & Co.	2.069%	6/1/29	48,000	48,185
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	3.300%	4/1/26	204	224
	JPMorgan Chase & Co.	3.200%	6/15/26	31,442	34,424
	JPMorgan Chase & Co.	2.950%	10/1/26	72,978	78,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	7.625%	10/15/26	15,312	20,143
	JPMorgan Chase & Co.	4.125%	12/15/26	50,613	57,421
	JPMorgan Chase & Co.	1.040%	2/4/27	82	81
	JPMorgan Chase & Co.	8.000%	4/29/27	16,045	21,823
	JPMorgan Chase & Co.	4.250%	10/1/27	34,335	39,483
	JPMorgan Chase & Co.	3.625%	12/1/27	31,397	34,643
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	76,065	84,711
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	59,517	65,646
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	41,312	42,396
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	53,718	58,932
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	51,795	58,372
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	47,932	54,860
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	76,913	89,050
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	69,715	77,285
[2]	JPMorgan Chase & Co.	8.750%	9/1/30	1,068	1,580
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	78,967	81,787
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	79,640	92,989
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	79,520	80,736
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	69,899	72,492
	JPMorgan Chase & Co.	1.764%	11/19/31	32,550	30,823
	JPMorgan Chase & Co.	1.953%	2/4/32	72,592	69,437
	JPMorgan Chase & Co.	2.580%	4/22/32	105,245	106,271
	Kemper Corp.	2.400%	9/30/30	9,485	9,275
[2]	KeyBank NA	6.950%	2/1/28	8,603	10,836
[2]	KeyBank NA	3.900%	4/13/29	6,905	7,671
[2]	KeyCorp	2.250%	4/6/27	24,132	25,100
[2]	KeyCorp	4.100%	4/30/28	11,151	12,772
[2]	KeyCorp	2.550%	10/1/29	21,158	21,906
	Lazard Group LLC	3.625%	3/1/27	12,110	13,204
	Lazard Group LLC	4.500%	9/19/28	12,847	14,876
	Lazard Group LLC	4.375%	3/11/29	8,893	10,021
	Legg Mason Inc.	4.750%	3/15/26	510	594
	Lincoln National Corp.	3.625%	12/12/26	12,928	14,335
	Lincoln National Corp.	3.800%	3/1/28	13,809	15,384
	Lincoln National Corp.	3.050%	1/15/30	8,481	8,926
	Lincoln National Corp.	3.400%	1/15/31	10,552	11,402
	Lloyds Banking Group plc	3.750%	1/11/27	38,406	42,583
	Lloyds Banking Group plc	1.627%	5/11/27	64	64
	Lloyds Banking Group plc	4.375%	3/22/28	41,841	47,728
	Lloyds Banking Group plc	4.550%	8/16/28	26,740	30,955
[2]	Lloyds Banking Group plc	3.574%	11/7/28	39,028	42,546
	Loews Corp.	3.200%	5/15/30	16,956	18,188
	Main Street Capital Corp.	3.000%	7/14/26	8,100	8,307
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	15,928	17,609
	Manulife Financial Corp.	4.150%	3/4/26	225	255
	Manulife Financial Corp.	2.484%	5/19/27	18,703	19,674
[2]	Manulife Financial Corp.	4.061%	2/24/32	11,450	12,653
	Markel Corp.	3.500%	11/1/27	5,911	6,516
	Markel Corp.	3.350%	9/17/29	7,820	8,514
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	37,663	43,919
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	17,290	17,333
	Mastercard Inc.	2.950%	11/21/26	16,734	18,249
	Mastercard Inc.	3.300%	3/26/27	34,371	38,176
	Mastercard Inc.	3.500%	2/26/28	12,134	13,539
	Mastercard Inc.	2.950%	6/1/29	19,334	20,881
	Mastercard Inc.	3.350%	3/26/30	34,689	38,571
	Mastercard Inc.	1.900%	3/15/31	13,763	13,665
	Mercury General Corp.	4.400%	3/15/27	6,817	7,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.550%	3/23/30	26,796	31,737
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,053	32,041
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	15,645	17,516
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	27,332	30,135
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	28,036	31,588
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	15,065	17,153
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	35,395	39,499
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	52,639	56,270
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	29,412	30,049
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	33,808	33,148
	Mizuho Financial Group Inc.	2.839%	9/13/26	18,446	19,837
	Mizuho Financial Group Inc.	3.663%	2/28/27	11,690	12,995
	Mizuho Financial Group Inc.	3.170%	9/11/27	18,580	20,259
	Mizuho Financial Group Inc.	4.018%	3/5/28	25,580	28,753
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	10,473	11,901
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	24,827	26,321
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	21,905	22,775
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	13,365	13,559
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	27,368	26,856
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	27,670	26,603
[2]	Morgan Stanley	3.125%	7/27/26	73,500	79,985
[2]	Morgan Stanley	6.250%	8/9/26	19,438	24,078
[2]	Morgan Stanley	4.350%	9/8/26	53,754	61,188
	Morgan Stanley	3.625%	1/20/27	73,233	81,621
	Morgan Stanley	3.950%	4/23/27	54,468	61,327
	Morgan Stanley	1.593%	5/4/27	311	314
[2]	Morgan Stanley	3.591%	7/22/28	76,861	85,006
[2]	Morgan Stanley	3.772%	1/24/29	67,412	75,061
[2]	Morgan Stanley	4.431%	1/23/30	68,131	79,064
[2]	Morgan Stanley	2.699%	1/22/31	75,285	77,703
[2]	Morgan Stanley	3.622%	4/1/31	74,228	81,728
[2]	Morgan Stanley	1.794%	2/13/32	90,456	85,418
[2]	Morgan Stanley	1.928%	4/28/32	42,195	40,294
[2]	Munich Re America Corp.	7.450%	12/15/26	3,333	4,388
	Nasdaq Inc.	3.850%	6/30/26	11,596	12,958
	Nasdaq Inc.	1.650%	1/15/31	6,675	6,230
[2]	National Australia Bank Ltd.	2.500%	7/12/26	37,797	40,271
[2]	Natwest Group plc	3.073%	5/22/28	28,942	30,498
[2]	Natwest Group plc	4.892%	5/18/29	47,783	55,313
[2]	Natwest Group plc	5.076%	1/27/30	45,050	52,797
[2]	Natwest Group plc	4.445%	5/8/30	31,609	35,779
[2]	Natwest Group plc	3.032%	11/28/35	23,700	23,308
	Nomura Holdings Inc.	3.103%	1/16/30	50,573	52,151
	Nomura Holdings Inc.	2.679%	7/16/30	7,869	7,837
	Northern Trust Corp.	3.650%	8/3/28	10,895	12,237
	Northern Trust Corp.	3.150%	5/3/29	14,195	15,478
	Northern Trust Corp.	1.950%	5/1/30	24,964	24,809
[2]	Northern Trust Corp.	3.375%	5/8/32	6,955	7,569
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	1,550	1,559
	Old Republic International Corp.	3.875%	8/26/26	12,194	13,659
	ORIX Corp.	3.700%	7/18/27	10,484	11,718
	ORIX Corp.	2.250%	3/9/31	12,314	12,130
	Owl Rock Capital Corp.	2.625%	1/15/27	11,636	11,638
	Owl Rock Capital Corp.	3.400%	7/15/26	23,719	24,817
	PartnerRe Finance B LLC	3.700%	7/2/29	10,720	11,818
	PartnerRe Finance B LLC	4.500%	10/1/50	12,595	12,996
	PayPal Holdings Inc.	2.650%	10/1/26	34,844	37,306
	PayPal Holdings Inc.	2.850%	10/1/29	35,194	37,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	2.300%	6/1/30	11,345	11,501
[2]	PNC Bank NA	3.100%	10/25/27	15,048	16,508
[2]	PNC Bank NA	3.250%	1/22/28	13,654	14,966
[2]	PNC Bank NA	4.050%	7/26/28	30,637	34,980
[2]	PNC Bank NA	2.700%	10/22/29	20,637	21,415
	PNC Financial Services Group Inc.	2.307%	4/23/32	30,000	30,069
	PNC Financial Services Group Inc.	2.600%	7/23/26	32,701	34,932
	PNC Financial Services Group Inc.	3.150%	5/19/27	30,377	33,294
	PNC Financial Services Group Inc.	3.450%	4/23/29	42,703	47,285
	PNC Financial Services Group Inc.	2.550%	1/22/30	28,998	30,089
	Principal Financial Group Inc.	3.100%	11/15/26	11,483	12,473
	Principal Financial Group Inc.	3.700%	5/15/29	13,525	15,004
	Principal Financial Group Inc.	2.125%	6/15/30	9,649	9,523
	Progressive Corp.	2.450%	1/15/27	15,522	16,510
	Progressive Corp.	4.000%	3/1/29	9,990	11,424
	Progressive Corp.	6.625%	3/1/29	1,802	2,364
	Progressive Corp.	3.200%	3/26/30	19,378	21,029
	Prospect Capital Corp.	3.364%	11/15/26	6,975	6,928
[2]	Prudential Financial Inc.	3.878%	3/27/28	14,835	16,874
[2]	Prudential Financial Inc.	2.100%	3/10/30	8,135	8,189
[2]	Prudential Financial Inc.	4.500%	9/15/47	15,192	16,407
[2]	Prudential Financial Inc.	5.700%	9/15/48	16,397	18,979
[2]	Prudential Financial Inc.	3.700%	10/1/50	24,725	25,707
	Prudential plc	3.125%	4/14/30	24,863	26,540
	Raymond James Financial Inc.	4.650%	4/1/30	29,668	35,163
	Reinsurance Group of America Inc.	3.950%	9/15/26	7,035	7,868
	Reinsurance Group of America Inc.	3.900%	5/15/29	13,830	15,319
	Reinsurance Group of America Inc.	3.150%	6/15/30	17,831	18,767
	RenaissanceRe Finance Inc.	3.450%	7/1/27	7,038	7,706
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	6,260	6,845
	Santander Holdings USA Inc.	3.244%	10/5/26	44,005	47,050
	Santander Holdings USA Inc.	4.400%	7/13/27	13,981	15,691
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	21,173	23,340
	Santander UK Group Holdings plc	2.896%	3/15/32	17,825	18,138
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	8,175	8,213
	State Street Corp.	2.650%	5/19/26	823	888
[2]	State Street Corp.	4.141%	12/3/29	16,846	19,453
	State Street Corp.	2.400%	1/24/30	25,708	26,466
	State Street Corp.	2.200%	3/3/31	25,923	25,656
	State Street Corp.	3.152%	3/30/31	8,493	9,139
[2]	State Street Corp.	3.031%	11/1/34	6,080	6,368
	Stifel Financial Corp.	4.000%	5/15/30	6,335	6,962
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	147	164
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	36,470	38,721
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	39,033	42,214
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	37,409	41,190
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	12,459	13,686
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	17,300	18,959
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,460	16,997
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	21,599	24,253
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	11,332	13,022
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	68,546	72,652
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	11,231	11,752
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	28,925	29,985
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	36,895	38,276
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	33,190	32,820
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	27,921	26,819
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	17,110	16,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SVB Financial Group	2.100%	5/15/28	5,300	5,332
	SVB Financial Group	3.125%	6/5/30	11,708	12,302
	SVB Financial Group	1.800%	2/2/31	12,829	12,053
	Synchrony Financial	3.700%	8/4/26	13,679	14,979
	Synchrony Financial	3.950%	12/1/27	24,232	26,801
	Synchrony Financial	5.150%	3/19/29	13,980	16,298
	TD Ameritrade Holding Corp.	3.300%	4/1/27	18,281	20,131
	TD Ameritrade Holding Corp.	2.750%	10/1/29	12,883	13,672
[2]	Toronto-Dominion Bank	3.625%	9/15/31	30,167	33,467
	Trinity Acquisition plc	4.400%	3/15/26	51	58
[2]	Truist Bank	3.300%	5/15/26	556	612
[2]	Truist Bank	3.800%	10/30/26	17,745	19,905
[2]	Truist Bank	2.250%	3/11/30	33,768	33,605
[2]	Truist Financial Corp.	1.125%	8/3/27	21,827	21,320
[2]	Truist Financial Corp.	3.875%	3/19/29	29,055	32,722
[2]	Truist Financial Corp.	1.950%	6/5/30	9,046	8,926
	Unum Group	4.000%	6/15/29	8,909	9,827
[2]	US Bancorp	2.375%	7/22/26	37,567	39,779
[2]	US Bancorp	3.150%	4/27/27	40,478	44,316
[2]	US Bancorp	3.900%	4/26/28	12,794	14,656
[2]	US Bancorp	3.000%	7/30/29	22,639	24,197
[2]	US Bancorp	1.375%	7/22/30	25,583	24,151
	Visa Inc.	1.900%	4/15/27	41,856	43,356
	Visa Inc.	0.750%	8/15/27	15,789	15,355
	Visa Inc.	2.750%	9/15/27	20,296	21,969
	Visa Inc.	2.050%	4/15/30	32,438	32,874
	Visa Inc.	1.100%	2/15/31	15,936	14,813
	Voya Financial Inc.	3.650%	6/15/26	10,172	11,320
[2]	Voya Financial Inc.	4.700%	1/23/48	9,126	9,548
	Wachovia Corp.	7.574%	8/1/26	4,214	5,429
	Webster Financial Corp.	4.100%	3/25/29	6,111	6,691
[2]	Wells Fargo & Co.	4.100%	6/3/26	69,565	78,275
	Wells Fargo & Co.	3.000%	10/23/26	91,185	98,874
[2]	Wells Fargo & Co.	3.196%	6/17/27	60,996	66,275
[2]	Wells Fargo & Co.	4.300%	7/22/27	60,644	69,323
[2]	Wells Fargo & Co.	3.584%	5/22/28	88,257	97,525
[2]	Wells Fargo & Co.	2.393%	6/2/28	64,447	66,978
[2]	Wells Fargo & Co.	4.150%	1/24/29	48,062	54,958
[2]	Wells Fargo & Co.	2.879%	10/30/30	73,470	76,946
[2]	Wells Fargo & Co.	2.572%	2/11/31	75,666	77,361
[2]	Wells Fargo & Co.	4.478%	4/4/31	63,850	74,449
	Western Union Co.	2.750%	3/15/31	7,549	7,410
[1]	Westpac Banking Corp.	1.150%	6/3/26	23,000	22,992
	Westpac Banking Corp.	2.700%	8/19/26	28,152	30,260
	Westpac Banking Corp.	3.350%	3/8/27	35,048	38,899
	Westpac Banking Corp.	3.400%	1/25/28	9,650	10,741
	Westpac Banking Corp.	2.650%	1/16/30	14,901	15,771
[2]	Westpac Banking Corp.	4.322%	11/23/31	33,980	37,872
	Westpac Banking Corp.	4.110%	7/24/34	37,650	40,876
	Westpac Banking Corp.	2.668%	11/15/35	29,839	28,964
	Willis North America Inc.	4.500%	9/15/28	14,385	16,567
	Willis North America Inc.	2.950%	9/15/29	21,275	22,341
	Wintrust Financial Corp.	4.850%	6/6/29	4,983	5,276
	Zions Bancorp NA	3.250%	10/29/29	12,525	12,977
					13,704,444
Health Care (9.5%)
	Abbott Laboratories	3.750%	11/30/26	41,920	47,478
	Abbott Laboratories	1.150%	1/30/28	26,127	25,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Abbott Laboratories	1.400%	6/30/30	10,216	9,735
	AbbVie Inc.	3.200%	5/14/26	451	490
	AbbVie Inc.	2.950%	11/21/26	98,535	105,832
	AbbVie Inc.	4.250%	11/14/28	54,761	63,226
	AbbVie Inc.	3.200%	11/21/29	127,222	136,641
	Adventist Health System	2.952%	3/1/29	6,555	6,856
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	5,299	5,950
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,253	7,279
	Agilent Technologies Inc.	3.050%	9/22/26	7,998	8,650
	Agilent Technologies Inc.	2.750%	9/15/29	7,282	7,552
	Agilent Technologies Inc.	2.100%	6/4/30	13,283	12,931
	Agilent Technologies Inc.	2.300%	3/12/31	23,270	22,925
	AmerisourceBergen Corp.	3.450%	12/15/27	27,453	30,151
	AmerisourceBergen Corp.	2.800%	5/15/30	8,826	9,139
	AmerisourceBergen Corp.	2.700%	3/15/31	23,950	24,378
	Amgen Inc.	2.600%	8/19/26	28,211	29,990
	Amgen Inc.	2.200%	2/21/27	40,987	42,559
	Amgen Inc.	3.200%	11/2/27	14,990	16,428
	Amgen Inc.	2.450%	2/21/30	30,609	31,155
	Amgen Inc.	2.300%	2/25/31	31,138	31,066
	Anthem Inc.	3.650%	12/1/27	37,121	41,381
	Anthem Inc.	4.101%	3/1/28	25,386	28,773
	Anthem Inc.	2.875%	9/15/29	29,774	31,302
	Anthem Inc.	2.250%	5/15/30	25,666	25,525
	Anthem Inc.	2.550%	3/15/31	22,360	22,735
[2]	Ascension Health	2.532%	11/15/29	21,230	22,102
	Astrazeneca Finance LLC	1.750%	5/28/28	15,000	14,994
	Astrazeneca Finance LLC	2.250%	5/28/31	23,655	23,698
	AstraZeneca plc	3.125%	6/12/27	19,336	21,131
	AstraZeneca plc	4.000%	1/17/29	30,736	35,076
	AstraZeneca plc	1.375%	8/6/30	30,340	28,423
	Banner Health	2.338%	1/1/30	6,900	6,992
	Banner Health	1.897%	1/1/31	6,985	6,779
	Baxter International Inc.	3.950%	4/1/30	9,890	11,245
	Baxter International Inc.	1.730%	4/1/31	12,465	11,878
	Baxter International Inc.	2.600%	8/15/26	17,241	18,443
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	4,425	4,272
	Becton Dickinson & Co.	3.700%	6/6/27	49,406	55,093
	Becton Dickinson & Co.	2.823%	5/20/30	15,916	16,487
	Becton Dickinson & Co.	1.957%	2/11/31	22,475	21,586
	Biogen Inc.	2.250%	5/1/30	33,776	33,248
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	8,268	8,951
	Boston Scientific Corp.	4.000%	3/1/28	1,945	2,210
	Boston Scientific Corp.	4.000%	3/1/29	25,473	28,681
	Boston Scientific Corp.	2.650%	6/1/30	32,237	32,799
	Bristol-Myers Squibb Co.	3.200%	6/15/26	66,848	73,564
	Bristol-Myers Squibb Co.	3.250%	2/27/27	14,767	16,388
	Bristol-Myers Squibb Co.	1.125%	11/13/27	6,045	5,951
	Bristol-Myers Squibb Co.	3.450%	11/15/27	39,848	44,572
	Bristol-Myers Squibb Co.	3.900%	2/20/28	41,817	47,563
	Bristol-Myers Squibb Co.	3.400%	7/26/29	79,086	87,666
	Bristol-Myers Squibb Co.	1.450%	11/13/30	30,805	29,260
	Cardinal Health Inc.	3.410%	6/15/27	22,990	25,164
[2]	CHRISTUS Health	4.341%	7/1/28	7,853	8,990
[2]	Cigna Corp.	3.400%	3/1/27	30,208	33,200
[2]	Cigna Corp.	3.050%	10/15/27	9,722	10,500
	Cigna Corp.	4.375%	10/15/28	86,254	99,545
	Cigna Corp.	2.400%	3/15/30	51,240	51,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	2.375%	3/15/31	40,875	40,815
	CommonSpirit Health	3.347%	10/1/29	23,517	25,224
	CommonSpirit Health	2.782%	10/1/30	9,996	10,244
	CVS Health Corp.	2.875%	6/1/26	51,685	55,493
	CVS Health Corp.	3.000%	8/15/26	27,462	29,700
	CVS Health Corp.	3.625%	4/1/27	20,112	22,311
	CVS Health Corp.	6.250%	6/1/27	5,921	7,423
	CVS Health Corp.	1.300%	8/21/27	41,913	40,924
	CVS Health Corp.	4.300%	3/25/28	153,085	175,398
	CVS Health Corp.	3.250%	8/15/29	53,359	57,417
	CVS Health Corp.	3.750%	4/1/30	42,100	46,626
	CVS Health Corp.	1.750%	8/21/30	34,661	32,980
	CVS Health Corp.	1.875%	2/28/31	28,749	27,435
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	17,097	18,051
	DH Europe Finance II Sarl	2.600%	11/15/29	19,071	19,728
	Edwards Lifesciences Corp.	4.300%	6/15/28	12,368	14,152
	Eli Lilly & Co.	3.375%	3/15/29	26,808	29,746
	Gilead Sciences Inc.	2.950%	3/1/27	37,117	40,052
	Gilead Sciences Inc.	1.200%	10/1/27	14,930	14,568
	Gilead Sciences Inc.	1.650%	10/1/30	19,626	18,596
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	52,707	59,971
	GlaxoSmithKline Capital plc	3.375%	6/1/29	20,601	22,648
	HCA Inc.	5.250%	6/15/26	33,030	38,421
	HCA Inc.	4.500%	2/15/27	34,433	39,041
	HCA Inc.	4.125%	6/15/29	44,934	50,369
	Humana Inc.	3.950%	3/15/27	12,683	14,282
	Humana Inc.	3.125%	8/15/29	13,962	14,818
	Humana Inc.	4.875%	4/1/30	11,430	13,638
	Illumina Inc.	2.550%	3/23/31	11,875	11,814
	Johnson & Johnson	2.950%	3/3/27	42,872	47,038
	Johnson & Johnson	0.950%	9/1/27	39,898	39,346
	Johnson & Johnson	2.900%	1/15/28	28,086	30,703
	Johnson & Johnson	6.950%	9/1/29	3,980	5,574
	Johnson & Johnson	1.300%	9/1/30	38,282	36,681
	Kaiser Foundation Hospitals	3.150%	5/1/27	16,975	18,675
	Laboratory Corp. of America Holdings	2.700%	6/1/31	10,000	10,050
	Laboratory Corp. of America Holdings	3.600%	9/1/27	10,080	11,150
	Laboratory Corp. of America Holdings	2.950%	12/1/29	18,039	18,837
	McKesson Corp.	3.950%	2/16/28	12,976	14,635
	McKesson Corp.	4.750%	5/30/29	11,008	13,022
	Medtronic Global Holdings SCA	3.350%	4/1/27	9,368	10,380
	Merck & Co. Inc.	3.400%	3/7/29	40,211	44,715
	Merck & Co. Inc.	1.450%	6/24/30	27,913	26,777
[2]	Mercy Health	4.302%	7/1/28	7,270	8,429
	Mylan Inc.	4.550%	4/15/28	15,003	17,143
	Novartis Capital Corp.	2.000%	2/14/27	47,014	48,936
	Novartis Capital Corp.	3.100%	5/17/27	27,770	30,466
	Novartis Capital Corp.	2.200%	8/14/30	18,942	19,316
	PerkinElmer Inc.	3.300%	9/15/29	22,182	23,723
	PerkinElmer Inc.	2.550%	3/15/31	8,037	8,098
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	17,426	17,554
	Pfizer Inc.	2.750%	6/3/26	38,763	42,039
	Pfizer Inc.	3.000%	12/15/26	27,631	30,373
	Pfizer Inc.	3.600%	9/15/28	14,652	16,461
	Pfizer Inc.	3.450%	3/15/29	50,403	56,083
	Pfizer Inc.	2.625%	4/1/30	26,803	28,203
	Pfizer Inc.	1.700%	5/28/30	36,499	35,740
	Pharmacia LLC	6.600%	12/1/28	11,179	14,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	9,691	10,356
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	10,315	10,652
	Quest Diagnostics Inc.	3.450%	6/1/26	15,011	16,525
	Quest Diagnostics Inc.	4.200%	6/30/29	14,051	16,060
	Quest Diagnostics Inc.	2.950%	6/30/30	19,608	20,448
	Quest Diagnostics Inc.	2.800%	6/30/31	1,347	1,389
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	29,581	27,743
[2,3]	Royalty Pharma plc	1.750%	9/2/27	26,820	26,579
[2,3]	Royalty Pharma plc	2.200%	9/2/30	31,107	29,956
[2]	Rush Obligated Group	3.922%	11/15/29	7,766	8,783
	Sanofi	3.625%	6/19/28	20,758	23,461
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	78,000	85,256
	Smith & Nephew plc	2.032%	10/14/30	23,800	22,856
[2]	SSM Health Care Corp.	3.823%	6/1/27	10,517	11,852
[2]	Stanford Health Care	3.310%	8/15/30	7,100	7,789
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	21,300	21,397
	Stryker Corp.	3.650%	3/7/28	10,176	11,327
	Stryker Corp.	1.950%	6/15/30	27,244	26,495
[2]	Sutter Health	3.695%	8/15/28	6,905	7,654
[2]	Sutter Health	2.294%	8/15/30	17,875	17,826
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	53,164	63,507
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	58,751	57,308
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	25,428	27,505
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	18,620	20,353
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	24,097	24,972
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	25,959	30,556
[2]	Toledo Hospital	5.325%	11/15/28	7,502	8,665
	UnitedHealth Group Inc.	2.300%	5/15/31	35,000	35,279
	UnitedHealth Group Inc.	1.250%	1/15/26	277	280
	UnitedHealth Group Inc.	3.450%	1/15/27	20,017	22,311
	UnitedHealth Group Inc.	3.375%	4/15/27	10,840	12,052
	UnitedHealth Group Inc.	2.950%	10/15/27	25,581	27,896
	UnitedHealth Group Inc.	3.850%	6/15/28	33,532	38,205
	UnitedHealth Group Inc.	3.875%	12/15/28	18,539	21,186
	UnitedHealth Group Inc.	2.875%	8/15/29	31,514	33,673
	UnitedHealth Group Inc.	2.000%	5/15/30	14,883	14,800
[2,3]	Universal Health Services Inc.	2.650%	10/15/30	20,064	19,898
	Utah Acquisition Sub Inc.	3.950%	6/15/26	55,467	61,343
[2,3]	Viatris Inc.	2.300%	6/22/27	26,836	27,383
[2,3]	Viatris Inc.	2.700%	6/22/30	38,945	38,886
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	19,541	21,180
	Zoetis Inc.	3.000%	9/12/27	15,303	16,515
	Zoetis Inc.	3.900%	8/20/28	18,200	20,540
	Zoetis Inc.	2.000%	5/15/30	12,789	12,513
					4,541,981
Industrials (7.1%)
[2]	3M Co.	2.250%	9/19/26	26,788	28,400
	3M Co.	2.875%	10/15/27	19,585	21,303
[2]	3M Co.	3.625%	9/14/28	8,039	9,060
[2]	3M Co.	3.375%	3/1/29	21,288	23,617
	3M Co.	2.375%	8/26/29	24,794	25,716
	3M Co.	3.050%	4/15/30	10,857	11,819
	Acuity Brands Lighting Inc.	2.150%	12/15/30	12,047	11,764
	Allegion plc	3.500%	10/1/29	10,732	11,514
	Allegion US Holding Co. Inc.	3.550%	10/1/27	8,210	8,940
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,800	6,838
[2]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250%	10/15/28	219	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	2,728	2,782
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	9,172	9,365
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	10,111	10,164
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,592	6,626
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	9,459	9,664
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	10,733	10,848
	Amphenol Corp.	4.350%	6/1/29	9,683	11,197
	Amphenol Corp.	2.800%	2/15/30	20,686	21,477
	Boeing Co.	2.250%	6/15/26	17,249	17,535
	Boeing Co.	2.700%	2/1/27	21,938	22,656
	Boeing Co.	2.800%	3/1/27	15,350	15,938
	Boeing Co.	5.040%	5/1/27	45,133	51,985
	Boeing Co.	3.250%	2/1/28	14,716	15,511
	Boeing Co.	3.250%	3/1/28	17,871	18,716
	Boeing Co.	3.450%	11/1/28	13,869	14,632
	Boeing Co.	3.200%	3/1/29	22,260	23,134
	Boeing Co.	2.950%	2/1/30	19,239	19,419
	Boeing Co.	5.150%	5/1/30	98,306	115,307
	Boeing Co.	3.625%	2/1/31	40,815	43,341
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	18,139	19,976
	Canadian National Railway Co.	6.900%	7/15/28	6,298	8,309
	Canadian Pacific Railway Co.	4.000%	6/1/28	8,113	9,136
	Canadian Pacific Railway Co.	2.050%	3/5/30	20,607	20,217
	Carrier Global Corp.	2.493%	2/15/27	27,593	28,979
	Carrier Global Corp.	2.722%	2/15/30	68,973	70,925
	Carrier Global Corp.	2.700%	2/15/31	17,000	17,352
	Caterpillar Financial Services Corp.	2.400%	8/9/26	10,135	10,775
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	17,937	17,672
	Caterpillar Inc.	2.600%	9/19/29	7,615	8,042
	Caterpillar Inc.	2.600%	4/9/30	24,966	26,245
	Caterpillar Inc.	1.900%	3/12/31	12,675	12,485
	CH Robinson Worldwide Inc.	4.200%	4/15/28	13,119	14,884
	CNH Industrial Capital LLC	1.450%	7/15/26	5,225	5,215
[2]	CNH Industrial NV	3.850%	11/15/27	15,301	17,055
	CSX Corp.	2.600%	11/1/26	18,926	20,206
	CSX Corp.	3.250%	6/1/27	24,360	26,671
	CSX Corp.	3.800%	3/1/28	18,946	21,219
	CSX Corp.	4.250%	3/15/29	25,696	29,567
	CSX Corp.	2.400%	2/15/30	9,164	9,325
	Cummins Inc.	1.500%	9/1/30	20,151	19,119
	Deere & Co.	5.375%	10/16/29	2,990	3,769
	Deere & Co.	3.100%	4/15/30	15,914	17,371
[2,3]	Delta Air Lines Inc.	4.750%	10/20/28	16,000	17,479
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	285	307
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	16,401	16,478
	Dover Corp.	2.950%	11/4/29	6,709	7,139
	Eaton Corp.	3.103%	9/15/27	13,585	14,804
	Emerson Electric Co.	0.875%	10/15/26	18,868	18,559
	Emerson Electric Co.	1.800%	10/15/27	16,531	16,890
	Emerson Electric Co.	1.950%	10/15/30	6,645	6,613
	FedEx Corp.	3.400%	2/15/28	11,770	13,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.200%	10/17/28	8,158	9,397
	FedEx Corp.	3.100%	8/5/29	20,497	21,967
	FedEx Corp.	4.250%	5/15/30	19,424	22,323
	FedEx Corp.	2.400%	5/15/31	21,125	21,119
	Flowserve Corp.	3.500%	10/1/30	12,086	12,546
	Fortive Corp.	3.150%	6/15/26	13,840	15,080
	General Dynamics Corp.	2.250%	6/1/31	3,000	3,025
	General Dynamics Corp.	2.125%	8/15/26	11,729	12,280
	General Dynamics Corp.	3.500%	4/1/27	16,946	18,891
	General Dynamics Corp.	2.625%	11/15/27	12,883	13,892
	General Dynamics Corp.	3.750%	5/15/28	22,032	24,915
	General Dynamics Corp.	3.625%	4/1/30	25,849	28,916
	General Electric Co.	3.450%	5/1/27	36,077	39,748
	General Electric Co.	3.625%	5/1/30	36,631	40,242
	Honeywell International Inc.	2.500%	11/1/26	35,032	37,509
	Honeywell International Inc.	2.700%	8/15/29	13,031	13,808
	Honeywell International Inc.	1.950%	6/1/30	36,835	36,938
	Hubbell Inc.	3.150%	8/15/27	5,878	6,347
	Hubbell Inc.	3.500%	2/15/28	8,299	8,999
	Hubbell Inc.	2.300%	3/15/31	6,850	6,801
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,201	10,096
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	14,375	16,261
	IDEX Corp.	3.000%	5/1/30	11,951	12,484
	Illinois Tool Works Inc.	2.650%	11/15/26	19,920	21,474
[2]	John Deere Capital Corp.	2.650%	6/10/26	8,932	9,667
[2]	John Deere Capital Corp.	2.250%	9/14/26	24,717	26,182
[2]	John Deere Capital Corp.	1.750%	3/9/27	19,385	19,926
[2]	John Deere Capital Corp.	2.800%	9/8/27	16,130	17,485
[2]	John Deere Capital Corp.	3.050%	1/6/28	5,785	6,288
[2]	John Deere Capital Corp.	1.500%	3/6/28	5,800	5,750
[2]	John Deere Capital Corp.	3.450%	3/7/29	11,552	12,861
[2]	John Deere Capital Corp.	2.800%	7/18/29	10,740	11,473
[2]	John Deere Capital Corp.	2.450%	1/9/30	28,462	29,525
	John Deere Capital Corp.	1.450%	1/15/31	10,400	9,863
	Johnson Controls International plc	1.750%	9/15/30	16,885	16,026
	Kansas City Southern	2.875%	11/15/29	9,252	9,633
	Kennametal Inc.	4.625%	6/15/28	6,173	6,957
	Keysight Technologies Inc.	4.600%	4/6/27	12,931	14,957
	Keysight Technologies Inc.	3.000%	10/30/29	16,559	17,290
	Kirby Corp.	4.200%	3/1/28	11,880	13,210
	L3Harris Technologies Inc.	3.850%	12/15/26	10,662	11,959
	L3Harris Technologies Inc.	4.400%	6/15/28	20,700	23,737
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	23,587	27,070
	L3Harris Technologies Inc.	2.900%	12/15/29	12,179	12,742
	L3Harris Technologies Inc.	1.800%	1/15/31	14,500	13,813
	Lennox International Inc.	1.700%	8/1/27	7,344	7,345
	Lockheed Martin Corp.	1.850%	6/15/30	12,696	12,542
[2,3]	Mileage Plus Holdings LLC	6.500%	6/20/27	12,000	13,154
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	5,004
	Norfolk Southern Corp.	2.900%	6/15/26	15,938	17,220
	Norfolk Southern Corp.	7.800%	5/15/27	4,467	6,023
	Norfolk Southern Corp.	3.150%	6/1/27	6,792	7,407
	Norfolk Southern Corp.	3.800%	8/1/28	12,693	14,260
	Norfolk Southern Corp.	2.550%	11/1/29	13,596	14,047
	Northrop Grumman Corp.	3.200%	2/1/27	25,219	27,507
	Northrop Grumman Corp.	3.250%	1/15/28	40,484	43,870
	Northrop Grumman Corp.	4.400%	5/1/30	36,080	42,065
	Northrop Grumman Systems Corp.	7.750%	2/15/31	4,936	7,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	nVent Finance Sarl	4.550%	4/15/28	10,206	11,032
	Oshkosh Corp.	4.600%	5/15/28	7,500	8,585
	Oshkosh Corp.	3.100%	3/1/30	6,965	7,318
	Otis Worldwide Corp.	2.293%	4/5/27	17,313	18,017
	Otis Worldwide Corp.	2.565%	2/15/30	36,775	37,585
	Parker-Hannifin Corp.	3.250%	3/1/27	19,378	21,194
	Parker-Hannifin Corp.	3.250%	6/14/29	26,894	29,092
	Pentair Finance Sarl	4.500%	7/1/29	2,466	2,890
	Raytheon Technologies Corp.	2.650%	11/1/26	3,195	3,429
	Raytheon Technologies Corp.	3.500%	3/15/27	34,184	37,834
	Raytheon Technologies Corp.	3.125%	5/4/27	32,332	35,191
	Raytheon Technologies Corp.	7.200%	8/15/27	3,118	4,096
	Raytheon Technologies Corp.	6.700%	8/1/28	6,277	8,181
	Raytheon Technologies Corp.	4.125%	11/16/28	88,634	101,048
	Raytheon Technologies Corp.	7.500%	9/15/29	7,161	9,912
	Raytheon Technologies Corp.	2.250%	7/1/30	18,626	18,597
	Republic Services Inc.	2.900%	7/1/26	14,616	15,729
	Republic Services Inc.	3.375%	11/15/27	21,809	23,989
	Republic Services Inc.	3.950%	5/15/28	10,589	11,916
	Republic Services Inc.	2.300%	3/1/30	19,739	19,753
	Republic Services Inc.	1.450%	2/15/31	6,172	5,683
	Rockwell Automation Inc.	3.500%	3/1/29	7,156	7,979
[2]	Ryder System Inc.	2.900%	12/1/26	10,353	11,111
	Southwest Airlines Co.	3.000%	11/15/26	9,695	10,382
	Southwest Airlines Co.	5.125%	6/15/27	53,638	62,771
	Southwest Airlines Co.	3.450%	11/16/27	3,530	3,806
	Southwest Airlines Co.	2.625%	2/10/30	15,150	15,320
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	2,144	2,212
	Teledyne Technologies Inc.	2.250%	4/1/28	18,275	18,541
	Teledyne Technologies Inc.	2.750%	4/1/31	27,775	28,069
	Textron Inc.	3.650%	3/15/27	13,203	14,595
	Textron Inc.	3.375%	3/1/28	5,993	6,426
	Textron Inc.	3.900%	9/17/29	10,931	12,125
	Textron Inc.	3.000%	6/1/30	7,766	8,086
	Textron Inc.	2.450%	3/15/31	1,800	1,781
	Timken Co.	4.500%	12/15/28	7,166	7,903
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	13,607	15,177
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	17,338	19,359
	Trimble Inc.	4.900%	6/15/28	14,803	17,102
	Tyco Electronics Group SA	3.125%	8/15/27	10,632	11,482
	Union Pacific Corp.	2.375%	5/20/31	5,950	5,990
[2,3]	Union Pacific Corp.	2.891%	4/6/36	10,000	10,157
	Union Pacific Corp.	2.150%	2/5/27	14,872	15,472
	Union Pacific Corp.	3.000%	4/15/27	12,806	13,894
	Union Pacific Corp.	3.950%	9/10/28	23,806	27,125
	Union Pacific Corp.	3.700%	3/1/29	14,875	16,605
	Union Pacific Corp.	2.400%	2/5/30	18,997	19,376
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	8,986	9,372
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,538	3,592
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	79,268	87,644
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	6,592	6,910
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	10,110	10,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	5,547	5,626
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,666	3,809
	United Parcel Service Inc.	2.400%	11/15/26	12,008	12,840
	United Parcel Service Inc.	3.050%	11/15/27	24,555	27,209
	United Parcel Service Inc.	3.400%	3/15/29	17,442	19,398
	United Parcel Service Inc.	2.500%	9/1/29	12,432	12,990
	United Parcel Service Inc.	4.450%	4/1/30	16,549	19,763
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	572	599
[2,3]	Vontier Corp.	2.400%	4/1/28	13,145	13,027
[2,3]	Vontier Corp.	2.950%	4/1/31	13,479	13,345
	Waste Connections Inc.	4.250%	12/1/28	10,034	11,487
	Waste Connections Inc.	3.500%	5/1/29	9,720	10,594
	Waste Connections Inc.	2.600%	2/1/30	18,222	18,609
	Waste Management Inc.	2.000%	6/1/29	4,275	4,291
	Waste Management Inc.	3.150%	11/15/27	26,421	28,825
	Waste Management Inc.	1.150%	3/15/28	13,100	12,628
	Waste Management Inc.	1.500%	3/15/31	15,388	14,283
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	19,586	21,104
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	29,202	33,690
	Xylem Inc.	3.250%	11/1/26	8,864	9,726
	Xylem Inc.	1.950%	1/30/28	16,490	16,643
	Xylem Inc.	2.250%	1/30/31	6,227	6,163
					3,382,778
Materials (2.9%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	24,173	24,864
	Air Products and Chemicals Inc.	2.050%	5/15/30	11,614	11,651
	Amcor Finance USA Inc.	4.500%	5/15/28	8,175	9,428
[2]	Amcor Flexibles North America Inc.	3.100%	9/15/26	6,123	6,586
	Amcor Flexibles North America Inc.	2.630%	6/19/30	23,101	23,407
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	15,090	15,647
	Avery Dennison Corp.	4.875%	12/6/28	8,362	9,867
	Avery Dennison Corp.	2.650%	4/30/30	14,587	14,871
	Cabot Corp.	4.000%	7/1/29	6,075	6,489
	Carlisle Cos. Inc.	3.750%	12/1/27	11,137	12,407
	Carlisle Cos. Inc.	2.750%	3/1/30	15,154	15,547
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	10,103	10,917
	Dow Chemical Co.	4.800%	11/30/28	14,215	16,845
	Dow Chemical Co.	7.375%	11/1/29	9,970	13,691
	Dow Chemical Co.	2.100%	11/15/30	32,404	31,605
	DuPont de Nemours Inc.	4.725%	11/15/28	40,350	47,586
	Eagle Materials Inc.	4.500%	8/1/26	5,819	5,970
	Eastman Chemical Co.	4.500%	12/1/28	11,019	12,771
	Ecolab Inc.	2.700%	11/1/26	30,892	33,193
	Ecolab Inc.	3.250%	12/1/27	12,732	14,060
	Ecolab Inc.	4.800%	3/24/30	19,766	23,861
	Ecolab Inc.	1.300%	1/30/31	6,293	5,834
	EI du Pont de Nemours & Co.	2.300%	7/15/30	11,745	11,883
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	11,356	13,044
	FMC Corp.	3.200%	10/1/26	18,144	19,647
	FMC Corp.	3.450%	10/1/29	13,451	14,530
[2,3]	Georgia-Pacific LLC	2.100%	4/30/27	4,700	4,864
	Georgia-Pacific LLC	7.750%	11/15/29	3,822	5,461
[2,3]	Georgia-Pacific LLC	2.300%	4/30/30	4,900	4,945
	Georgia-Pacific LLC	8.875%	5/15/31	2,297	3,571
	Huntsman International LLC	2.950%	6/15/31	3,200	3,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsman International LLC	4.500%	5/1/29	18,224	20,579
	International Flavors & Fragrances Inc.	4.450%	9/26/28	6,816	7,797
	Kinross Gold Corp.	4.500%	7/15/27	12,429	14,275
	Linde Inc.	1.100%	8/10/30	18,330	16,979
	LYB International Finance II BV	3.500%	3/2/27	18,052	19,744
	LYB International Finance III LLC	3.375%	5/1/30	20,131	21,642
	LYB International Finance III LLC	2.250%	10/1/30	15,055	14,811
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,098	6,695
	Martin Marietta Materials Inc.	3.500%	12/15/27	9,884	10,886
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	15,830	15,958
	Mosaic Co.	4.050%	11/15/27	16,269	18,136
	NewMarket Corp.	2.700%	3/18/31	5,000	4,973
	Newmont Corp.	2.800%	10/1/29	25,433	26,485
	Newmont Corp.	2.250%	10/1/30	20,353	20,125
	Nucor Corp.	3.950%	5/1/28	9,551	10,812
	Nucor Corp.	2.700%	6/1/30	11,322	11,723
	Nutrien Ltd.	4.000%	12/15/26	13,336	15,054
	Nutrien Ltd.	4.200%	4/1/29	9,889	11,286
	Nutrien Ltd.	2.950%	5/13/30	20,627	21,575
	Packaging Corp. of America	3.400%	12/15/27	15,598	17,184
	Packaging Corp. of America	3.000%	12/15/29	9,060	9,542
	PPG Industries Inc.	3.750%	3/15/28	5,568	6,295
	PPG Industries Inc.	2.800%	8/15/29	8,167	8,569
	PPG Industries Inc.	2.550%	6/15/30	12,316	12,640
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,449	8,239
	Rio Tinto Alcan Inc.	7.250%	3/15/31	3,970	5,592
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	12,514	16,886
	Rohm & Haas Co.	7.850%	7/15/29	22,165	30,122
	RPM International Inc.	3.750%	3/15/27	13,087	14,424
	RPM International Inc.	4.550%	3/1/29	10,441	11,876
	Sherwin-Williams Co.	3.450%	6/1/27	8,447	9,331
	Sherwin-Williams Co.	2.950%	8/15/29	39,883	42,306
	Sherwin-Williams Co.	2.300%	5/15/30	18,387	18,458
	Sonoco Products Co.	3.125%	5/1/30	12,799	13,520
	Steel Dynamics Inc.	1.650%	10/15/27	8,911	8,837
	Steel Dynamics Inc.	3.450%	4/15/30	24,099	26,042
	Steel Dynamics Inc.	3.250%	1/15/31	18,703	19,886
	Suzano Austria GmbH	6.000%	1/15/29	44,419	52,536
	Suzano Austria GmbH	5.000%	1/15/30	34,399	38,571
	Suzano Austria GmbH	3.750%	1/15/31	23,887	24,763
	Teck Resources Ltd.	3.900%	7/15/30	13,275	14,195
	Vale Overseas Ltd.	6.250%	8/10/26	36,222	43,791
	Vale Overseas Ltd.	3.750%	7/8/30	37,363	39,639
	Vulcan Materials Co.	3.900%	4/1/27	9,152	10,350
	Vulcan Materials Co.	3.500%	6/1/30	18,550	20,299
	Westlake Chemical Corp.	3.600%	8/15/26	23,083	25,317
	Westlake Chemical Corp.	3.375%	6/15/30	4,494	4,758
	WestRock MWV LLC	8.200%	1/15/30	4,118	5,775
	WestRock MWV LLC	7.950%	2/15/31	2,490	3,515
	WRKCo Inc.	3.375%	9/15/27	13,710	15,005
	WRKCo Inc.	4.000%	3/15/28	11,525	12,947
	WRKCo Inc.	3.900%	6/1/28	17,668	19,805
	WRKCo Inc.	4.900%	3/15/29	30,733	36,516
					1,385,333
Real Estate (6.6%)
	Agree LP	2.000%	6/15/28	5,300	5,248
	Agree LP	2.900%	10/1/30	8,250	8,505
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	448	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	224	250
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,953	7,796
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	11,989	13,440
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	4,976	5,778
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	14,459	14,952
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	11,924	14,021
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,705	24,934
	American Assets Trust LP	3.375%	2/1/31	12,111	12,296
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	8,210	8,869
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	13,990	15,347
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	10,553	10,727
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	6,113	6,685
	American Homes 4 Rent LP	4.250%	2/15/28	10,937	12,188
	American Homes 4 Rent LP	4.900%	2/15/29	8,869	10,224
	American Tower Corp.	3.375%	10/15/26	23,947	26,117
	American Tower Corp.	2.750%	1/15/27	18,068	19,033
	American Tower Corp.	3.125%	1/15/27	21,605	23,162
	American Tower Corp.	3.550%	7/15/27	13,868	15,178
	American Tower Corp.	3.600%	1/15/28	16,358	17,869
	American Tower Corp.	1.500%	1/31/28	14,870	14,402
	American Tower Corp.	3.950%	3/15/29	16,730	18,570
	American Tower Corp.	3.800%	8/15/29	39,913	43,940
	American Tower Corp.	2.900%	1/15/30	21,581	22,323
	American Tower Corp.	2.100%	6/15/30	9,228	8,907
	American Tower Corp.	1.875%	10/15/30	15,609	14,828
	American Tower Corp.	2.700%	4/15/31	17,400	17,624
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	11,430	12,300
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	9,999	10,955
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	9,630	10,350
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	8,933	9,614
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	16,569	16,692
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	15,560	15,703
	Boston Properties LP	2.750%	10/1/26	40,849	43,730
	Boston Properties LP	4.500%	12/1/28	6,550	7,545
	Boston Properties LP	3.400%	6/21/29	23,222	24,831
	Boston Properties LP	2.900%	3/15/30	12,532	12,787
	Boston Properties LP	3.250%	1/30/31	30,942	32,550
	Brandywine Operating Partnership LP	3.950%	11/15/27	11,472	12,475
	Brandywine Operating Partnership LP	4.550%	10/1/29	11,267	12,503
	Brixmor Operating Partnership LP	4.125%	6/15/26	1,302	1,455
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,028	7,732
	Brixmor Operating Partnership LP	2.250%	4/1/28	7,075	7,031
	Brixmor Operating Partnership LP	4.125%	5/15/29	19,933	22,059
	Brixmor Operating Partnership LP	4.050%	7/1/30	35,313	38,878
	Camden Property Trust	4.100%	10/15/28	7,162	8,113
	Camden Property Trust	3.150%	7/1/29	25,448	27,254
	Camden Property Trust	2.800%	5/15/30	19,391	20,122
	CBRE Services Inc.	2.500%	4/1/31	11,350	11,299
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	4,567	4,771
	Corporate Office Properties LP	2.250%	3/15/26	432	444
	Corporate Office Properties LP	2.750%	4/15/31	13,028	12,859
	Crown Castle International Corp.	3.700%	6/15/26	22,217	24,511
	Crown Castle International Corp.	1.050%	7/15/26	9,040	8,860
	Crown Castle International Corp.	4.000%	3/1/27	15,383	17,217

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Crown Castle International Corp.	3.650%	9/1/27	18,980	20,873
Crown Castle International Corp.	3.800%	2/15/28	29,247	32,259
Crown Castle International Corp.	4.300%	2/15/29	16,435	18,608
Crown Castle International Corp.	3.100%	11/15/29	20,034	20,981
Crown Castle International Corp.	3.300%	7/1/30	22,705	24,035
Crown Castle International Corp.	2.250%	1/15/31	25,905	25,090
Crown Castle International Corp.	2.100%	4/1/31	24,742	23,611
CubeSmart LP	3.125%	9/1/26	8,758	9,413
CubeSmart LP	4.375%	2/15/29	7,972	9,020
CubeSmart LP	3.000%	2/15/30	2,911	3,010
CubeSmart LP	2.000%	2/15/31	15,177	14,486
CyrusOne LP	3.450%	11/15/29	14,128	14,869
CyrusOne LP	2.150%	11/1/30	10,700	10,057
Digital Realty Trust LP	3.700%	8/15/27	10,522	11,788
Digital Realty Trust LP	4.450%	7/15/28	16,636	19,123
Digital Realty Trust LP	3.600%	7/1/29	37,387	41,187
Duke Realty LP	3.250%	6/30/26	5,614	6,109
Duke Realty LP	3.375%	12/15/27	12,279	13,465
Duke Realty LP	4.000%	9/15/28	11,829	13,283
Duke Realty LP	2.875%	11/15/29	9,764	10,153
Duke Realty LP	1.750%	7/1/30	10,906	10,329
Duke Realty LP	1.750%	2/1/31	6,235	5,897
Equinix Inc.	2.000%	5/15/28	9,000	9,010
Equinix Inc.	2.500%	5/15/31	23,300	23,266
Equinix Inc.	2.900%	11/18/26	15,534	16,577
Equinix Inc.	5.375%	5/15/27	17,636	18,915
Equinix Inc.	1.800%	7/15/27	15,984	15,988
Equinix Inc.	1.550%	3/15/28	11,921	11,615
Equinix Inc.	3.200%	11/18/29	24,331	25,741
Equinix Inc.	2.150%	7/15/30	26,325	25,503
ERP Operating LP	2.850%	11/1/26	10,685	11,453
ERP Operating LP	3.250%	8/1/27	9,192	10,023
ERP Operating LP	3.500%	3/1/28	13,436	14,713
ERP Operating LP	4.150%	12/1/28	6,802	7,727
ERP Operating LP	3.000%	7/1/29	13,423	14,231
ERP Operating LP	2.500%	2/15/30	18,443	18,826
Essex Portfolio LP	3.375%	4/15/26	830	904
Essex Portfolio LP	3.625%	5/1/27	10,943	12,088
Essex Portfolio LP	1.700%	3/1/28	5,847	5,697
Essex Portfolio LP	4.000%	3/1/29	12,841	14,375
Essex Portfolio LP	3.000%	1/15/30	22,696	23,570
Essex Portfolio LP	1.650%	1/15/31	1,289	1,192
Extra Space Storage LP	2.550%	6/1/31	3,000	2,992
Federal Realty Investment Trust	3.250%	7/15/27	10,062	10,803
Federal Realty Investment Trust	3.200%	6/15/29	8,185	8,658
Federal Realty Investment Trust	3.500%	6/1/30	9,976	10,725
GLP Capital LP	5.750%	6/1/28	13,041	15,314
GLP Capital LP	5.300%	1/15/29	17,995	20,762
GLP Capital LP	4.000%	1/15/30	20,203	21,453
GLP Capital LP	4.000%	1/15/31	19,258	20,427
Healthcare Realty Trust Inc.	3.625%	1/15/28	8,378	9,118
Healthcare Realty Trust Inc.	2.400%	3/15/30	9,967	9,922
Healthcare Trust of America Holdings LP	3.500%	8/1/26	12,950	14,297
Healthcare Trust of America Holdings LP	3.750%	7/1/27	11,546	12,888
Healthcare Trust of America Holdings LP	3.100%	2/15/30	13,420	14,036
Healthcare Trust of America Holdings LP	2.000%	3/15/31	18,049	17,173
Healthpeak Properties Inc.	3.250%	7/15/26	14,804	16,122
Healthpeak Properties Inc.	3.500%	7/15/29	12,579	13,762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak Properties Inc.	3.000%	1/15/30	20,162	21,112
	Healthpeak Properties Inc.	2.875%	1/15/31	11,568	11,951
	Highwoods Realty LP	3.875%	3/1/27	13,741	15,104
	Highwoods Realty LP	4.125%	3/15/28	7,524	8,375
	Highwoods Realty LP	4.200%	4/15/29	12,411	13,814
	Highwoods Realty LP	3.050%	2/15/30	10,165	10,545
	Highwoods Realty LP	2.600%	2/1/31	2,027	2,013
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	16,069	16,353
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	17,868	18,390
	Hudson Pacific Properties LP	3.950%	11/1/27	7,617	8,294
	Hudson Pacific Properties LP	4.650%	4/1/29	11,066	12,616
	Hudson Pacific Properties LP	3.250%	1/15/30	11,265	11,700
	Kilroy Realty LP	4.750%	12/15/28	12,133	13,939
	Kilroy Realty LP	4.250%	8/15/29	8,749	9,754
	Kilroy Realty LP	3.050%	2/15/30	8,056	8,302
	Kimco Realty Corp.	2.800%	10/1/26	10,633	11,306
	Kimco Realty Corp.	3.800%	4/1/27	11,190	12,422
	Kimco Realty Corp.	1.900%	3/1/28	12,829	12,765
	Kimco Realty Corp.	2.700%	10/1/30	8,250	8,373
	Kite Realty Group LP	4.000%	10/1/26	6,365	6,866
	Lexington Realty Trust	2.700%	9/15/30	8,378	8,414
	Life Storage LP	3.875%	12/15/27	9,458	10,609
	Life Storage LP	4.000%	6/15/29	14,085	15,563
	Life Storage LP	2.200%	10/15/30	9,960	9,670
	LifeStorage LP	3.500%	7/1/26	9,867	10,805
	Mid-America Apartments LP	3.600%	6/1/27	7,861	8,718
	Mid-America Apartments LP	4.200%	6/15/28	9,211	10,443
	Mid-America Apartments LP	3.950%	3/15/29	22,245	24,900
	Mid-America Apartments LP	2.750%	3/15/30	6,425	6,600
	Mid-America Apartments LP	1.700%	2/15/31	3,580	3,340
	National Health Investors Inc.	3.000%	2/1/31	11,208	10,719
	National Retail Properties Inc.	3.600%	12/15/26	7,203	7,896
	National Retail Properties Inc.	3.500%	10/15/27	9,569	10,380
	National Retail Properties Inc.	4.300%	10/15/28	15,060	16,987
	National Retail Properties Inc.	2.500%	4/15/30	7,794	7,825
	Office Properties Income Trust	2.650%	6/15/26	4,000	4,028
	Omega Healthcare Investors Inc.	5.250%	1/15/26	225	258
	Omega Healthcare Investors Inc.	4.500%	4/1/27	16,726	18,617
	Omega Healthcare Investors Inc.	4.750%	1/15/28	16,664	18,641
	Omega Healthcare Investors Inc.	3.625%	10/1/29	21,997	23,107
	Omega Healthcare Investors Inc.	3.375%	2/1/31	11,981	12,146
	Physicians Realty LP	4.300%	3/15/27	9,269	10,466
	Physicians Realty LP	3.950%	1/15/28	6,735	7,286
	Piedmont Operating Partnership LP	3.150%	8/15/30	7,344	7,323
	Prologis LP	3.250%	10/1/26	17,735	19,536
	Prologis LP	2.125%	4/15/27	28,998	30,090
	Prologis LP	3.875%	9/15/28	6,122	6,916
	Prologis LP	4.375%	2/1/29	4,767	5,562
	Prologis LP	2.250%	4/15/30	18,694	18,774
	Prologis LP	1.250%	10/15/30	18,100	16,754
	Prologis LP	1.625%	3/15/31	8,117	7,692
	Public Storage	1.850%	5/1/28	8,250	8,270
	Public Storage	2.300%	5/1/31	1,000	1,001
	Public Storage	3.094%	9/15/27	10,106	11,039
	Public Storage	3.385%	5/1/29	12,928	14,214
	Rayonier LP	2.750%	5/17/31	10,000	10,070
	Realty Income Corp.	4.125%	10/15/26	18,582	21,083
	Realty Income Corp.	3.000%	1/15/27	15,351	16,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.650%	1/15/28	12,102	13,350
	Realty Income Corp.	3.250%	6/15/29	14,464	15,515
	Realty Income Corp.	3.250%	1/15/31	22,470	24,097
	Regency Centers LP	3.600%	2/1/27	10,587	11,716
	Regency Centers LP	4.125%	3/15/28	7,675	8,524
	Regency Centers LP	2.950%	9/15/29	11,558	11,972
	Regency Centers LP	3.700%	6/15/30	11,250	12,302
	Retail Properties of America Inc.	4.750%	9/15/30	9,063	9,886
	Rexford Industrial Realty LP	2.125%	12/1/30	2,550	2,433
	Sabra Health Care LP	5.125%	8/15/26	19,529	21,925
	Sabra Health Care LP	3.900%	10/15/29	12,148	12,669
	Simon Property Group LP	3.300%	1/15/26	360	391
	Simon Property Group LP	3.250%	11/30/26	21,030	22,950
	Simon Property Group LP	3.375%	6/15/27	12,156	13,263
	Simon Property Group LP	3.375%	12/1/27	21,425	23,408
	Simon Property Group LP	1.750%	2/1/28	20,505	20,259
	Simon Property Group LP	2.450%	9/13/29	25,530	25,949
	Simon Property Group LP	2.650%	7/15/30	24,474	24,849
	Simon Property Group LP	2.200%	2/1/31	12,797	12,450
	SITE Centers Corp.	4.700%	6/1/27	11,184	12,450
	Spirit Realty LP	4.450%	9/15/26	6,534	7,317
	Spirit Realty LP	3.200%	1/15/27	7,100	7,532
	Spirit Realty LP	2.100%	3/15/28	14,604	14,431
	Spirit Realty LP	4.000%	7/15/29	14,674	16,120
	Spirit Realty LP	3.400%	1/15/30	9,781	10,268
	Spirit Realty LP	3.200%	2/15/31	3,265	3,340
	STORE Capital Corp.	4.500%	3/15/28	6,520	7,302
	STORE Capital Corp.	4.625%	3/15/29	5,822	6,576
	STORE Capital Corp.	2.750%	11/18/30	13,526	13,476
	Tanger Properties LP	3.125%	9/1/26	8,449	8,862
	Tanger Properties LP	3.875%	7/15/27	7,018	7,514
[2]	UDR Inc.	2.950%	9/1/26	6,635	7,121
[2]	UDR Inc.	3.500%	7/1/27	5,841	6,411
[2]	UDR Inc.	3.500%	1/15/28	6,842	7,420
[2]	UDR Inc.	4.400%	1/26/29	10,271	11,725
[2]	UDR Inc.	3.200%	1/15/30	12,929	13,741
	Ventas Realty LP	3.250%	10/15/26	19,477	21,210
	Ventas Realty LP	3.850%	4/1/27	8,063	9,005
	Ventas Realty LP	4.000%	3/1/28	9,148	10,220
	Ventas Realty LP	4.400%	1/15/29	19,629	22,301
	Ventas Realty LP	3.000%	1/15/30	8,360	8,674
	Ventas Realty LP	4.750%	11/15/30	11,649	13,723
	VEREIT Operating Partnership LP	4.875%	6/1/26	9,852	11,378
	VEREIT Operating Partnership LP	3.950%	8/15/27	14,023	15,719
	VEREIT Operating Partnership LP	3.400%	1/15/28	21,761	23,517
	VEREIT Operating Partnership LP	2.200%	6/15/28	12,031	12,107
	VEREIT Operating Partnership LP	3.100%	12/15/29	12,558	13,224
	Vornado Realty LP	3.400%	6/1/31	3,200	3,231
	Welltower Inc.	4.250%	4/1/26	682	771
	Welltower Inc.	2.700%	2/15/27	21,593	22,941
	Welltower Inc.	4.250%	4/15/28	21,156	23,947
	Welltower Inc.	4.125%	3/15/29	12,577	14,080
	Welltower Inc.	3.100%	1/15/30	14,425	15,059
	Welltower Inc.	2.750%	1/15/31	14,400	14,614
	Weyerhaeuser Co.	6.950%	10/1/27	4,174	5,426
	Weyerhaeuser Co.	4.000%	11/15/29	16,360	18,537
	Weyerhaeuser Co.	4.000%	4/15/30	29,603	33,366
	WP Carey Inc.	4.250%	10/1/26	6,807	7,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WP Carey Inc.	3.850%	7/15/29	8,137	8,920
	WP Carey Inc.	2.400%	2/1/31	13,494	13,198
					3,184,515
Technology (9.2%)
	Adobe Inc.	2.150%	2/1/27	26,356	27,704
	Adobe Inc.	2.300%	2/1/30	28,083	28,761
	Amdocs Ltd.	2.538%	6/15/30	15,765	15,506
	Analog Devices Inc.	3.500%	12/5/26	20,459	22,679
	Apple Inc.	2.450%	8/4/26	51,727	55,166
	Apple Inc.	2.050%	9/11/26	55,951	58,664
	Apple Inc.	3.350%	2/9/27	60,530	67,249
	Apple Inc.	3.200%	5/11/27	62,551	69,110
	Apple Inc.	3.000%	6/20/27	17,427	19,208
	Apple Inc.	2.900%	9/12/27	53,979	58,737
	Apple Inc.	3.000%	11/13/27	28,927	31,698
	Apple Inc.	1.200%	2/8/28	58,527	57,412
	Apple Inc.	2.200%	9/11/29	40,456	41,512
	Apple Inc.	1.650%	5/11/30	30,798	30,039
	Apple Inc.	1.250%	8/20/30	20,342	19,190
	Apple Inc.	1.650%	2/8/31	81,437	78,722
	Applied Materials Inc.	3.300%	4/1/27	32,891	36,393
	Applied Materials Inc.	1.750%	6/1/30	19,836	19,399
	Arrow Electronics Inc.	3.875%	1/12/28	11,817	13,099
	Autodesk Inc.	3.500%	6/15/27	12,170	13,436
	Autodesk Inc.	2.850%	1/15/30	11,772	12,300
	Automatic Data Processing Inc.	1.700%	5/15/28	25,000	25,186
	Automatic Data Processing Inc.	1.250%	9/1/30	19,375	18,230
	Avnet Inc.	3.000%	5/15/31	6,300	6,186
	Broadcom Corp.	3.875%	1/15/27	103,714	114,014
	Broadcom Corp.	3.500%	1/15/28	27,614	29,740
	Broadcom Inc.	4.250%	4/15/26	5,000	5,605
	Broadcom Inc.	3.459%	9/15/26	44,968	48,901
[2,3]	Broadcom Inc.	1.950%	2/15/28	6,850	6,786
	Broadcom Inc.	4.110%	9/15/28	52,820	58,436
	Broadcom Inc.	4.750%	4/15/29	71,927	82,306
	Broadcom Inc.	5.000%	4/15/30	62,174	71,938
	Broadcom Inc.	4.150%	11/15/30	60,679	66,519
[2,3]	Broadcom Inc.	2.450%	2/15/31	59,250	56,874
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	25,300	25,398
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	10,037	10,984
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	19,542	20,239
	CA Inc.	4.700%	3/15/27	8,471	9,540
	Cintas Corp. No. 2	3.700%	4/1/27	20,437	22,971
	Cisco Systems Inc.	2.500%	9/20/26	34,130	36,767
	Citrix Systems Inc.	4.500%	12/1/27	16,500	18,798
	Citrix Systems Inc.	3.300%	3/1/30	20,111	20,917
[2,3]	Dell International LLC	6.020%	6/15/26	75,562	90,130
[2,3]	Dell International LLC	4.900%	10/1/26	58,184	66,906
[2,3]	Dell International LLC	6.100%	7/15/27	15,476	18,960
[2,3]	Dell International LLC	5.300%	10/1/29	53,636	63,381
[2,3]	Dell International LLC	6.200%	7/15/30	19,054	23,884
	DXC Technology Co.	4.750%	4/15/27	21,702	24,850
	Equifax Inc.	3.100%	5/15/30	21,030	22,198
	Fidelity National Information Services Inc.	1.650%	3/1/28	16,375	16,109
	Fidelity National Information Services Inc.	3.750%	5/21/29	13,087	14,552
	Fidelity National Information Services Inc.	2.250%	3/1/31	31,550	30,947
	Fiserv Inc.	3.200%	7/1/26	50,349	54,762
	Fiserv Inc.	2.250%	6/1/27	15,954	16,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fiserv Inc.	4.200%	10/1/28	28,504	32,545
	Fiserv Inc.	3.500%	7/1/29	72,666	79,014
	Fiserv Inc.	2.650%	6/1/30	22,192	22,670
	Flex Ltd.	4.875%	6/15/29	19,562	22,335
	Flex Ltd.	4.875%	5/12/30	11,964	13,762
	FLIR Systems Inc.	2.500%	8/1/30	12,174	12,125
	Fortinet Inc.	2.200%	3/15/31	11,800	11,532
	HP Inc.	3.000%	6/17/27	20,394	21,881
	HP Inc.	3.400%	6/17/30	23,400	24,910
	IHS Markit Ltd.	4.750%	8/1/28	14,472	16,860
	IHS Markit Ltd.	4.250%	5/1/29	18,311	20,854
	Intel Corp.	3.750%	3/25/27	29,227	32,996
	Intel Corp.	3.150%	5/11/27	23,924	26,288
	Intel Corp.	2.450%	11/15/29	48,514	50,393
	Intel Corp.	3.900%	3/25/30	32,831	37,617
	International Business Machines Corp.	3.300%	5/15/26	22,703	24,991
	International Business Machines Corp.	3.300%	1/27/27	13,325	14,658
	International Business Machines Corp.	1.700%	5/15/27	27,154	27,561
	International Business Machines Corp.	6.220%	8/1/27	6,639	8,394
	International Business Machines Corp.	6.500%	1/15/28	4,625	5,959
	International Business Machines Corp.	3.500%	5/15/29	67,393	74,335
	International Business Machines Corp.	1.950%	5/15/30	33,827	33,199
	Intuit Inc.	1.350%	7/15/27	14,538	14,482
	Intuit Inc.	1.650%	7/15/30	9,290	8,970
	Jabil Inc.	3.950%	1/12/28	13,013	14,449
	Jabil Inc.	3.600%	1/15/30	12,405	13,331
	Jabil Inc.	3.000%	1/15/31	13,234	13,465
	Juniper Networks Inc.	3.750%	8/15/29	11,930	13,011
	KLA Corp.	4.100%	3/15/29	14,042	15,962
	Lam Research Corp.	4.000%	3/15/29	21,915	25,049
	Lam Research Corp.	1.900%	6/15/30	19,563	19,257
[2,3]	Leidos Inc.	4.375%	5/15/30	18,929	21,238
[2,3]	Leidos Inc.	2.300%	2/15/31	22,732	21,827
[2,3]	Marvell Technology Inc.	2.450%	4/15/28	14,425	14,538
[2,3]	Marvell Technology Inc.	4.875%	6/22/28	10,937	12,523
[2,3]	Marvell Technology Inc.	2.950%	4/15/31	14,500	14,697
	Maxim Integrated Products Inc.	3.450%	6/15/27	8,508	9,343
	Micron Technology Inc.	4.185%	2/15/27	28,929	32,625
	Micron Technology Inc.	5.327%	2/6/29	11,584	13,858
	Micron Technology Inc.	4.663%	2/15/30	18,925	21,802
	Microsoft Corp.	2.400%	8/8/26	97,717	104,297
	Microsoft Corp.	3.300%	2/6/27	93,520	104,144
	Moody's Corp.	3.250%	1/15/28	11,966	12,966
	Moody's Corp.	4.250%	2/1/29	7,764	8,887
	Motorola Solutions Inc.	4.600%	2/23/28	23,153	26,585
	Motorola Solutions Inc.	4.600%	5/23/29	13,317	15,302
	Motorola Solutions Inc.	2.300%	11/15/30	20,597	19,929
	NetApp Inc.	2.375%	6/22/27	14,585	15,212
	NetApp Inc.	2.700%	6/22/30	14,251	14,578
	NVIDIA Corp.	3.200%	9/16/26	32,315	35,671
	NVIDIA Corp.	2.850%	4/1/30	31,425	33,494
[2,3]	NXP BV	2.500%	5/11/31	28,600	28,816
[2,3]	NXP BV	3.875%	6/18/26	16,568	18,425
[2,3]	NXP BV	3.150%	5/1/27	15,444	16,611
[2,3]	NXP BV	5.550%	12/1/28	10,564	12,828
[2,3]	NXP BV	4.300%	6/18/29	24,766	28,140
[2,3]	NXP BV	3.400%	5/1/30	19,645	21,186
	Oracle Corp.	2.650%	7/15/26	66,420	70,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.800%	4/1/27	64,943	69,066
	Oracle Corp.	3.250%	11/15/27	58,962	64,156
	Oracle Corp.	2.300%	3/25/28	51,934	53,123
	Oracle Corp.	2.950%	4/1/30	75,382	78,518
	Oracle Corp.	3.250%	5/15/30	10,602	11,282
	Oracle Corp.	2.875%	3/25/31	80,875	82,891
	QUALCOMM Inc.	3.250%	5/20/27	49,740	54,948
	QUALCOMM Inc.	1.300%	5/20/28	23,597	22,944
	QUALCOMM Inc.	2.150%	5/20/30	31,588	31,834
	Quanta Services Inc.	2.900%	10/1/30	23,980	24,706
	RELX Capital Inc.	4.000%	3/18/29	17,608	19,761
	RELX Capital Inc.	3.000%	5/22/30	21,919	23,000
	Roper Technologies Inc.	3.800%	12/15/26	13,244	14,835
	Roper Technologies Inc.	1.400%	9/15/27	23,525	23,105
	Roper Technologies Inc.	4.200%	9/15/28	15,231	17,370
	Roper Technologies Inc.	2.950%	9/15/29	30,139	31,703
	Roper Technologies Inc.	2.000%	6/30/30	13,350	12,905
	Roper Technologies Inc.	1.750%	2/15/31	26,445	24,856
	S&P Global Inc.	2.950%	1/22/27	9,530	10,299
	S&P Global Inc.	2.500%	12/1/29	13,702	14,157
	S&P Global Inc.	1.250%	8/15/30	12,965	12,019
	salesforce.com Inc.	3.700%	4/11/28	34,404	38,877
	ServiceNow Inc.	1.400%	9/1/30	34,724	31,837
	Skyworks Solutions Inc.	1.800%	6/1/26	11,750	11,852
	Skyworks Solutions Inc.	3.000%	6/1/31	1,100	1,115
	Texas Instruments Inc.	2.900%	11/3/27	8,942	9,748
	Texas Instruments Inc.	2.250%	9/4/29	20,350	20,848
	Texas Instruments Inc.	1.750%	5/4/30	17,599	17,207
	Verisk Analytics Inc.	4.125%	3/15/29	21,151	23,806
	VMware Inc.	4.650%	5/15/27	20,787	23,865
	VMware Inc.	3.900%	8/21/27	16,889	18,784
	VMware Inc.	4.700%	5/15/30	28,166	32,801
	Xilinx Inc.	2.375%	6/1/30	17,238	17,313
					4,423,708
Utilities (6.6%)
	AEP Texas Inc.	3.950%	6/1/28	17,470	19,485
[2]	AEP Texas Inc.	2.100%	7/1/30	18,203	17,678
	AEP Transmission Co. LLC	3.100%	12/1/26	7,712	8,402
[2,3]	AES Corp.	2.450%	1/15/31	26,945	26,147
[2]	Alabama Power Co.	1.450%	9/15/30	12,376	11,654
	Ameren Corp.	1.750%	3/15/28	12,325	12,167
	Ameren Corp.	3.500%	1/15/31	20,516	22,271
	Ameren Illinois Co.	3.800%	5/15/28	6,539	7,319
	Ameren Illinois Co.	1.550%	11/15/30	7,324	6,946
	American Electric Power Co. Inc.	3.200%	11/13/27	11,886	12,907
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	12,850	14,666
	American Electric Power Co. Inc.	2.300%	3/1/30	9,466	9,397
	American Water Capital Corp.	2.300%	6/1/31	5,000	4,982
	American Water Capital Corp.	2.950%	9/1/27	6,172	6,668
	American Water Capital Corp.	3.750%	9/1/28	9,598	10,765
	American Water Capital Corp.	3.450%	6/1/29	23,411	25,751
	American Water Capital Corp.	2.800%	5/1/30	13,600	14,234
[2]	Appalachian Power Co.	3.300%	6/1/27	6,950	7,539
[2]	Appalachian Power Co.	2.700%	4/1/31	12,650	12,886
	Arizona Public Service Co.	2.950%	9/15/27	4,094	4,437
	Arizona Public Service Co.	2.600%	8/15/29	7,775	8,077
	Atlantic City Electric Co.	4.000%	10/15/28	6,427	7,264
	Atlantic City Electric Co.	2.300%	3/15/31	9,200	9,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	3.000%	6/15/27	12,796	13,871
	Atmos Energy Corp.	2.625%	9/15/29	9,772	10,123
	Atmos Energy Corp.	1.500%	1/15/31	11,000	10,261
	Avangrid Inc.	3.800%	6/1/29	17,886	19,910
	Baltimore Gas & Electric Co.	2.400%	8/15/26	7,791	8,196
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	24,936	27,211
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	16,453	18,486
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	12,100	11,476
	Black Hills Corp.	3.150%	1/15/27	4,135	4,440
	Black Hills Corp.	3.050%	10/15/29	12,866	13,532
	Black Hills Corp.	2.500%	6/15/30	6,517	6,569
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	4,742	5,016
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	7,636	8,265
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,300	9,420
	CenterPoint Energy Inc.	1.450%	6/1/26	12,000	12,058
	CenterPoint Energy Inc.	2.650%	6/1/31	8,000	8,048
	CenterPoint Energy Inc.	4.250%	11/1/28	11,145	12,625
	CenterPoint Energy Inc.	2.950%	3/1/30	7,660	7,972
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,421	8,295
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	12,400	11,640
	Cleco Corporate Holdings LLC	3.375%	9/15/29	3,510	3,602
	CMS Energy Corp.	3.450%	8/15/27	8,071	8,941
[2]	CMS Energy Corp.	4.750%	6/1/50	16,933	18,635
	CMS Energy Corp.	3.750%	12/1/50	9,493	9,566
	Commonwealth Edison Co.	2.550%	6/15/26	6,617	7,055
[2]	Commonwealth Edison Co.	2.950%	8/15/27	7,752	8,403
	Commonwealth Edison Co.	3.700%	8/15/28	14,539	16,448
	Commonwealth Edison Co.	2.200%	3/1/30	5,889	5,930
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	7,771	8,536
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	6,820	7,414
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	5,221	5,822
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	5,905	6,691
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	15,815	17,203
	Consumers Energy Co.	3.800%	11/15/28	5,804	6,541
[2]	Dominion Energy Inc.	2.850%	8/15/26	16,397	17,511
[2]	Dominion Energy Inc.	3.600%	3/15/27	5,395	5,980
	Dominion Energy Inc.	4.250%	6/1/28	10,771	12,290
[2]	Dominion Energy Inc.	3.375%	4/1/30	35,126	37,892
[2]	DTE Electric Co.	1.900%	4/1/28	13,525	13,711
	DTE Electric Co.	2.250%	3/1/30	9,135	9,268
[2]	DTE Electric Co.	2.625%	3/1/31	13,081	13,602
	DTE Energy Co.	2.850%	10/1/26	23,077	24,737
	DTE Energy Co.	3.800%	3/15/27	8,632	9,662
[2]	DTE Energy Co.	3.400%	6/15/29	27,581	29,845
	DTE Energy Co.	2.950%	3/1/30	6,386	6,654
	Duke Energy Carolinas LLC	2.950%	12/1/26	22,069	23,988
	Duke Energy Carolinas LLC	3.950%	11/15/28	17,667	20,148
[2]	Duke Energy Carolinas LLC	6.000%	12/1/28	7,275	9,219
	Duke Energy Carolinas LLC	2.450%	8/15/29	17,007	17,458
	Duke Energy Carolinas LLC	2.450%	2/1/30	14,333	14,694
	Duke Energy Carolinas LLC	2.550%	4/15/31	14,000	14,391
	Duke Energy Corp.	2.650%	9/1/26	39,411	41,711
	Duke Energy Corp.	3.150%	8/15/27	10,422	11,322
	Duke Energy Corp.	3.400%	6/15/29	9,017	9,771
	Duke Energy Corp.	2.450%	6/1/30	25,883	25,875
	Duke Energy Florida LLC	3.200%	1/15/27	19,845	21,739
	Duke Energy Florida LLC	3.800%	7/15/28	10,361	11,609
	Duke Energy Florida LLC	2.500%	12/1/29	12,949	13,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	1.750%	6/15/30	14,623	14,101
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,419	2,560
	Duke Energy Ohio Inc.	3.650%	2/1/29	12,821	14,138
	Duke Energy Ohio Inc.	2.125%	6/1/30	6,875	6,834
	Duke Energy Progress LLC	3.700%	9/1/28	6,792	7,590
	Duke Energy Progress LLC	3.450%	3/15/29	24,410	26,804
[2,3]	East Ohio Gas Co.	2.000%	6/15/30	2,650	2,583
[2]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	6,695	7,022
	Edison International	5.750%	6/15/27	13,377	15,421
	Edison International	4.125%	3/15/28	18,600	19,793
	Emera US Finance LP	3.550%	6/15/26	15,403	16,840
	Enel Americas SA	4.000%	10/25/26	12,765	13,859
	Enel Chile SA	4.875%	6/12/28	15,387	17,725
	Entergy Corp.	2.950%	9/1/26	28,582	30,634
	Entergy Corp.	1.900%	6/15/28	13,150	13,037
	Entergy Corp.	2.800%	6/15/30	14,369	14,738
	Entergy Corp.	2.400%	6/15/31	4,000	3,943
	Entergy Louisiana LLC	2.400%	10/1/26	10,043	10,547
	Entergy Louisiana LLC	3.120%	9/1/27	14,239	15,603
	Entergy Louisiana LLC	3.250%	4/1/28	6,045	6,573
	Entergy Louisiana LLC	1.600%	12/15/30	2,800	2,649
	Entergy Mississippi LLC	2.850%	6/1/28	12,927	13,647
	Entergy Texas Inc.	4.000%	3/30/29	10,371	11,593
	Entergy Texas Inc.	1.750%	3/15/31	9,458	8,912
	Essential Utilities Inc.	3.566%	5/1/29	11,213	12,273
	Essential Utilities Inc.	2.704%	4/15/30	9,743	9,998
	Evergy Inc.	2.900%	9/15/29	10,231	10,581
	Evergy Kansas Central Inc.	2.550%	7/1/26	11,424	12,104
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,597	4,986
[2]	Evergy Metro Inc.	2.250%	6/1/30	20,077	20,168
[2]	Eversource Energy	3.300%	1/15/28	8,320	9,019
[2]	Eversource Energy	4.250%	4/1/29	13,334	15,377
[2]	Eversource Energy	1.650%	8/15/30	12,523	11,802
	Eversource Energy	2.550%	3/15/31	8,100	8,212
	Exelon Corp.	4.050%	4/15/30	38,424	43,148
	Fortis Inc.	3.055%	10/4/26	20,180	21,709
	Georgia Power Co.	3.250%	3/30/27	10,917	11,836
[2]	Georgia Power Co.	2.650%	9/15/29	23,933	24,879
[2]	Gulf Power Co.	3.300%	5/30/27	4,890	5,386
	Indiana Michigan Power Co.	3.850%	5/15/28	16,022	17,860
	Interstate Power & Light Co.	4.100%	9/26/28	16,905	19,273
	Interstate Power & Light Co.	3.600%	4/1/29	8,668	9,557
	Interstate Power & Light Co.	2.300%	6/1/30	6,873	6,874
	IPALCO Enterprises Inc.	4.250%	5/1/30	9,178	10,236
	ITC Holdings Corp.	3.250%	6/30/26	8,533	9,275
	ITC Holdings Corp.	3.350%	11/15/27	14,127	15,441
	MidAmerican Energy Co.	3.100%	5/1/27	13,462	14,764
	MidAmerican Energy Co.	3.650%	4/15/29	24,109	27,079
	Mississippi Power Co.	3.950%	3/30/28	5,342	5,968
	National Fuel Gas Co.	3.950%	9/15/27	8,701	9,410
	National Fuel Gas Co.	4.750%	9/1/28	5,710	6,395
	National Fuel Gas Co.	2.950%	3/1/31	7,425	7,383
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	14,975	14,820
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	8,528	9,262
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	27,112	29,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	8,270	9,318
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	14,308	15,907
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	12,712	12,970
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	8,689	7,966
[2]	Nevada Power Co.	3.700%	5/1/29	12,512	13,914
[2]	Nevada Power Co.	2.400%	5/1/30	6,309	6,383
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	13,196	14,623
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	16,507	18,091
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	23,056	24,061
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	58,876	58,642
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	16,434	18,338
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	8,537	9,908
	NiSource Inc.	3.490%	5/15/27	17,878	19,707
	NiSource Inc.	2.950%	9/1/29	24,805	25,998
	NiSource Inc.	3.600%	5/1/30	25,171	27,624
	NiSource Inc.	1.700%	2/15/31	17,000	15,906
	Northern States Power Co.	2.250%	4/1/31	11,250	11,427
	NSTAR Electric Co.	3.200%	5/15/27	19,621	21,483
	NSTAR Electric Co.	3.250%	5/15/29	5,752	6,266
	NSTAR Electric Co.	3.950%	4/1/30	13,105	14,918
[2]	Ohio Power Co.	2.600%	4/1/30	3,050	3,151
[2]	Ohio Power Co.	1.625%	1/15/31	11,347	10,722
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,946	6,589
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	5,087	5,497
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	13,126	14,125
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	14,765	16,591
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	4,480	5,606
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	8,442	8,898
	ONE Gas Inc.	2.000%	5/15/30	6,831	6,624
	Pacific Gas & Electric Co.	2.100%	8/1/27	3,300	3,183
	Pacific Gas & Electric Co.	3.300%	12/1/27	30,237	31,025
	Pacific Gas & Electric Co.	3.750%	7/1/28	42,432	44,225
	Pacific Gas & Electric Co.	4.550%	7/1/30	95,015	100,055
	Pacific Gas & Electric Co.	2.500%	2/1/31	31,116	28,812
	PacifiCorp	3.500%	6/15/29	12,657	13,880
	PacifiCorp	2.700%	9/15/30	12,368	12,804
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	7,995	8,731
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	9,075	9,097
	PPL Capital Funding Inc.	3.100%	5/15/26	8,745	9,437
	PPL Capital Funding Inc.	4.125%	4/15/30	11,224	12,721
	Progress Energy Inc.	7.750%	3/1/31	1,715	2,418
	PSEG Power LLC	8.625%	4/15/31	9,448	14,350
	Public Service Co. of Colorado	3.700%	6/15/28	7,429	8,325
[2]	Public Service Co. of Colorado	1.900%	1/15/31	4,899	4,819
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	14,500	15,276
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	4,720	5,127
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	8,405	9,442
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	8,053	9,041
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	8,623	9,404
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,879	6,071
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,206	10,515
	Puget Energy Inc.	4.100%	6/15/30	13,115	14,499
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	17,515	16,734
	Sempra Energy	3.250%	6/15/27	21,142	23,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.400%	2/1/28	31,044	33,879
[2]	Southern California Edison Co.	3.650%	3/1/28	9,807	10,707
[2]	Southern California Edison Co.	4.200%	3/1/29	13,424	15,029
	Southern California Edison Co.	6.650%	4/1/29	3,946	4,865
	Southern California Edison Co.	2.850%	8/1/29	9,629	9,932
	Southern California Edison Co.	2.250%	6/1/30	14,098	13,818
[2]	Southern California Gas Co.	2.600%	6/15/26	8,739	9,283
[2]	Southern California Gas Co.	2.550%	2/1/30	16,008	16,413
[2]	Southern Co.	3.750%	9/15/51	24,540	24,947
	Southern Co.	3.250%	7/1/26	17,882	19,435
[2]	Southern Co.	1.750%	3/15/28	10,900	10,754
[2]	Southern Co.	3.700%	4/30/30	26,517	29,023
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	9,117	9,914
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,235	13,332
	Southwest Gas Corp.	3.700%	4/1/28	3,764	4,123
	Southwest Gas Corp.	2.200%	6/15/30	12,704	12,520
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	9,386	10,011
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	22,880	25,770
	Tampa Electric Co.	2.400%	3/15/31	9,575	9,694
	Tucson Electric Power Co.	1.500%	8/1/30	10,005	9,404
	Union Electric Co.	2.950%	6/15/27	9,247	9,994
	Union Electric Co.	3.500%	3/15/29	16,053	17,698
	Union Electric Co.	2.950%	3/15/30	9,473	10,033
	United Utilities plc	6.875%	8/15/28	2,312	2,947
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	13,963	15,136
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	22,762	25,291
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	11,430	12,834
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	14,268	15,183
	WEC Energy Group Inc.	1.375%	10/15/27	12,916	12,623
	WEC Energy Group Inc.	1.800%	10/15/30	9,305	8,802
	Wisconsin Power & Light Co.	3.050%	10/15/27	6,870	7,462
	Wisconsin Power & Light Co.	3.000%	7/1/29	3,665	3,924
	Xcel Energy Inc.	3.350%	12/1/26	13,398	14,672
	Xcel Energy Inc.	4.000%	6/15/28	11,881	13,417
	Xcel Energy Inc.	2.600%	12/1/29	18,748	19,357
	Xcel Energy Inc.	3.400%	6/1/30	15,768	17,128
					3,140,991
Total Corporate Bonds (Cost $46,538,410)					47,117,515

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5]	Vanguard Market Liquidity Fund (Cost $220,175)	0.055%	2,201,747	220,175
Total Investments (99.7%) (Cost $47,084,128)				47,662,912
Other Assets and Liabilities—Net (0.3%)				130,752
Net Assets (100%)				47,793,664
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $994,453,000, representing 2.1% of net assets.
4	Securities with a value of $4,270,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	69	10,002	2
Short Futures Contracts
5-Year U.S. Treasury Note	September 2021	(1,242)	(153,824)	(180)
				(178)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	325,222	—	325,222
Corporate Bonds	—	47,117,515	—	47,117,515
Temporary Cash Investments	220,175	—	—	220,175
Total	220,175	47,442,737	—	47,662,912

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Liabilities
Futures Contracts[1]	180	—	—	180
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.